UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05577

The Glenmede Fund, Inc.
(Exact name of registrant as specified in charter)

Two Avenue de Lafayette LCC-6 Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Michael P. Malloy, Esq. Secretary Drinker Biddle & Reath LLP One Logan Square 18th & Cherry Streets Philadelphia, PA 19103-6996
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-442-8299

Date of fiscal year end:	October 31, 2008

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments. – The schedules of investments for the period ended January 31, 2008, are filed herewith.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2008 — (Unaudited)

Face
Amount		Value

AGENCY DISCOUNT NOTES*,(1) — 0.8%

	Federal National Mortgage Association — 0.8%
$6,000,000	4.125% due 8/4/08	$5,987,537
		5,987,537

AGENCY NOTES* — 74.9%

	Federal Farm Credit Bank — 0.9%
2,545,000	3.68% due 3/3/08	2,541,739
2,515,000	3.00% due 4/15/08(2)	2,504,489
1,000,000	3.145% due 4/28/08	1,000,043
1,000,000	3.909% due 6/20/08	1,000,253
		7,046,524
	Federal Home Loan Bank — 50.1%
10,000,000	5.25% due 2/1/08	10,000,000
5,000,000	4.00% due 2/1/08	5,000,000
15,195,000	2.598% due 2/7/08	15,195,067
18,200,000	5.01% due 2/13/08	18,199,111
1,425,000	4.47% due 2/15/08	1,424,582
8,715,000	5.25% due 2/15/08	8,715,181
5,000,000	3.375% due 2/15/08	4,996,473
2,975,000	3.45% due 2/25/08	2,971,517
10,000,000	2.588% due 2/28/08	10,000,000
7,000,000	5.125% due 2/28/08(2)	7,001,597
3,000,000	3.00% due 2/28/08	2,995,034
5,000,000	5.00% due 2/29/08	5,001,041
10,000,000	5.10% due 3/6/08(2)	10,003,942
1,000,000	4.00% due 3/10/08	998,925
1,000,000	3.02% due 3/12/08	997,778
9,000,000	4.766% due 3/20/08	8,999,793
1,445,000	4.32% due 3/20/08	1,444,128
3,500,000	3.35% due 3/24/08	3,490,453
1,000,000	4.25% due 3/24/08	998,657
2,220,000	3.05% due 3/26/08	2,213,899
5,000,000	5.905% due 3/27/08	5,004,583
5,000,000	5.00% due 3/28/08	4,997,888
3,800,000	3.06% due 3/28/08	3,790,831
3,005,000	4.43% due 4/7/08	3,000,465
1,000,000	5.125% due 4/24/08	1,001,372
2,000,000	3.55% due 5/23/08	1,990,561
3,000,000	4.50% due 6/5/08	2,997,243
1,700,000	3.00% due 6/12/08	1,687,124
1,245,000	4.00% due 6/13/08(2)	1,239,867
1,550,000	4.10% due 6/13/08	1,544,902

See Notes to Schedule of Portfolio Investments.

1

Face
Amount		Value

AGENCY NOTES* — (Continued)

	Federal Home Loan Bank — (Continued)
$1,995,000	5.25% due 6/25/08	$2,001,906
1,500,000	3.25% due 6/26/08	1,488,357
1,000,000	3.04% due 6/30/08	992,444
1,000,000	4.45% due 7/8/08	997,318
1,600,000	5.00% due 7/9/08	1,598,063
1,300,000	3.00% due 7/9/08	1,287,764
5,000,000	2.625% due 7/15/08	4,955,704
4,300,000	4.25% due 7/16/08	4,298,020
1,300,000	4.00% due 7/18/08	1,294,483
3,000,000	3.10% due 7/23/08	2,978,396
1,500,000	3.20% due 7/23/08	1,486,079
1,045,000	3.12% due 7/28/08	1,037,367
5,000,000	3.40% due 7/30/08	4,955,301
1,500,000	4.15% due 8/11/08	1,498,168
5,000,000	4.05% due 8/13/08	4,991,696
10,000,000	4.842% due 8/21/08	10,008,145
10,000,000	2.63% due 9/8/08	9,951,328
2,500,000	4.00% due 9/9/08	2,494,531
7,275,000	5.00% due 9/12/08	7,378,450
10,000,000	4.841% due 9/17/08	10,000,000
1,125,000	4.00% due 9/30/08	1,120,503
2,000,000	4.03% due 9/30/08	1,996,062
10,000,000	4.519% due 10/2/08	10,005,940
5,000,000	4.70% due 10/3/08	5,000,000
1,000,000	4.75% due 10/15/08	1,000,214
5,000,000	4.625% due 10/24/08	5,015,952
10,000,000	3.096% due 10/29/08	10,002,986
5,000,000	4.60% due 11/5/08	5,000,000
7,500,000	4.50% due 11/6/08	7,500,000
1,575,000	3.625% due 11/14/08	1,579,640
10,000,000	4.125% due 11/17/08	9,987,980
10,000,000	3.36% due 11/20/08	10,000,000
2,160,000	4.625% due 11/21/08	2,191,602
10,000,000	4.782% due 11/21/08(2)	10,000,803
9,600,000	4.65% due 11/21/08	9,600,771
5,000,000	4.50% due 11/28/08	5,000,000
10,000,000	4.832% due 12/1/08	10,000,501
5,000,000	4.896% due 12/4/08	5,000,419
6,820,000	3.505% due 12/5/08	6,818,369
5,000,000	4.30% due 12/10/08	5,000,000
12,030,000	4.35% due 12/11/08	12,027,930
7,000,000	3.25% due 12/11/08	6,998,631
15,385,000	4.125% due 1/7/09	15,613,505

See Notes to Schedule of Portfolio Investments.

2

Face
Amount		Value

AGENCY NOTES* — (Continued)

	Federal Home Loan Bank — (Continued)
$5,000,000	5.25% due 1/16/09	$5,118,523
5,000,000	3.75% due 1/16/09	5,000,000
8,545,000	3.00% due 2/5/09	8,546,108
		398,721,973
	Federal Home Loan Mortgage Corporation — 12.9%
5,000,000	5.05% due 2/14/08	5,000,257
3,404,000	3.625% due 2/15/08(2)	3,402,163
7,000,000	5.00% due 2/25/08	6,998,261
2,760,000	3.00% due 3/28/08	2,752,734
1,000,000	3.35% due 4/1/08	997,033
4,085,000	3.125% due 4/4/08	4,073,687
5,940,000	5.75% due 4/15/08	5,946,266
15,000,000	4.70% due 4/25/08	14,992,306
3,300,000	3.50% due 5/19/08	3,289,873
2,000,000	4.37% due 5/23/08	1,999,366
1,000,000	3.06% due 7/15/08	1,000,000
4,500,000	3.00% due 7/22/08	4,473,878
7,570,000	4.50% due 8/4/08	7,565,087
1,950,000	4.00% due 10/15/08	1,946,611
5,000,000	4.75% due 10/17/08	5,004,544
10,000,000	3.125% due 12/16/08	9,977,967
7,445,000	3.25% due 12/18/08	7,443,914
3,850,000	3.30% due 12/30/08	3,850,000
2,000,000	3.30% due 1/7/09	2,000,000
9,750,000	5.25% due 1/12/09	9,975,451
		102,689,398
	Federal National Mortgage Association — 11.0%
6,000,000	5.40% due 2/1/08	6,000,000
4,000,000	3.875% due 2/1/08	4,000,000
3,500,000	3.59% due 2/12/08	3,498,409
3,100,000	5.75% due 2/15/08	3,101,034
4,600,000	4.00% due 2/22/08	4,596,812
3,500,000	5.00% due 2/27/08(2)	3,499,357
3,500,000	5.125% due 2/28/08	3,499,640
2,000,000	5.00% due 4/21/08	2,000,869
1,250,000	6.00% due 5/15/08	1,253,341
1,050,000	3.00% due 6/11/08	1,043,819
8,000,000	3.00% due 6/12/08	7,942,433
5,000,000	5.25% due 6/15/08	5,020,250
1,200,000	3.21% due 7/23/08	1,191,964
10,000,000	3.25% due 8/15/08	9,949,160

See Notes to Schedule of Portfolio Investments.

3

Face
Amount		Value

AGENCY NOTES* — (Continued)

	Federal National Mortgage Association — (Continued)
$5,000,000	4.50% due 8/15/08	$5,006,879
1,250,000	4.75% due 8/25/08	1,247,760
1,500,000	4.02% due 8/26/08	1,493,903
1,750,000	4.00% due 8/26/08	1,742,882
14,000,000	3.875% due 11/17/08	14,074,379
4,000,000	3.21% due 11/28/08	3,968,957
3,180,000	3.80% due 2/3/09	3,176,968
		87,308,816
	TOTAL AGENCY NOTES (Cost $595,766,711)	595,766,711

REPURCHASE AGREEMENTS* — 26.6%

$190,000,000	With Bear Stearns, Inc., dated 1/31/08, 2.97%, principal and interest in the amount of $190,015,675, due 2/1/08, (collateralized by FNR 2007-19 FA with an aggregate par value of $198,942,834, coupon rate of 3.72%, due 3/25/37, market value of $195,879,114)	190,000,000
$12,019,000	With Merrill Lynch & Co., Inc., dated 1/31/08, 2.87%, principal and interest in the amount of $12,019,958, due 2/1/08, (collateralized by FNR 2007-8 FG security with an aggregate par value of $12,453,254, coupon rate of 3.70%, due 2/25/37, market value of $12,264,810)	12,019,000
$10,000,000	With Paine Webber, Inc., dated 1/31/08, 2.83%, principal and interest in the amount of $10,000,786, due 2/1/08, (collateralized by FN #888982 with an aggregate par value of $10,002,470, coupon rate of 6.00%, due 12/1/22, market value of $10,204,082)	10,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost $212,019,000)	212,019,000

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.4%

35,287,981	State Street Navigator Securities Lending Prime Portfolio	35,287,981

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $35,287,981)	35,287,981

TOTAL INVESTMENTS (Cost $849,061,229) (3)	106.7%	$849,061,229

LIABILITIES IN EXCESS OF OTHER ASSETS	(6.7)	(53,097,737)

NET ASSETS	100.0%	$795,963,492

*	Percentages indicated are based on net assets.
(1)	Rate represents annualized discount yield at date of purchase.
(2)	Securities or partial securities on loan. See Note 1.
(3)	Aggregate cost for federal tax purposes was $849,061,229.

See Notes to Schedule of Portfolio Investments.

4

Abbreviations:
DATES	—	Daily Adjustable Tax-Exempt Securities
FG	—	Freddie Mac Gold
FN	—	Federal National Mortgage Association
FNR	—	Federal National Mortgage Association REMIC

See Notes to Schedule of Portfolio Investments.

5

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2008 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — 92.4%

	Daily Variable/Floating Rate Notes — 59.1%
$2,135,000	California Housing Finance Agency, Multi Family Housing, Revenue Bonds, Series D (SPA: U.S. Bank),
	1.64% due 2/1/31	$2,135,000
2,300,000	California State Department of Water Resources, Power Supply Revenue, Series B-1 (LOC: Bank of New York),
	1.57% due 5/1/22	2,300,000
7,200,000	California State Department of Water Resources, Power Supply Revenue, Series B-2 (LOC: BNP Paribas),
	1.65% due 5/1/22	7,200,000
1,100,000	California State, Daily Kindergarten, Series A-2 (LOC: Citibank),
	1.55% due 5/1/34	1,100,000
6,800,000	California State, Economic Recovery, Series C-1, State Guaranteed (SPA: Landesbank Baden-Wurttemberg),
	1.63% due 7/1/23	6,800,000
3,290,000	California State, Economic Recovery, Series C-2, State Guaranteed (SPA: Bank of America),
	1.67% due 7/1/23	3,290,000
1,100,000	California State, Economic Recovery, Series C-3, State Guaranteed (SPA: Landesbank Hessen-Thuer),
	1.67% due 7/1/23(1)	1,100,000
3,485,000	California State, Economic Recovery, Series C-5, State Guaranteed (SPA: Bank of America),
	1.77% due 7/1/23	3,485,000
10,975,000	California State, School Improvements, Series A-4, Refunding, (LOC: 75% Citibank, 25% California State Teachers Retirement),
	1.77% due 5/1/34	10,975,000
12,200,000	California State, Series A-3, (LOC: Westdeutsche Landesbank 80% & J.P. Morgan Chase 20%),
	1.67% due 5/1/33	12,200,000
1,830,000	Charlotte, Mecklenburg Hospital Authority, North Carolina Health Care System Revenue, Carolinas Healthcare, Series D (SPA: Bank of America),	1,830,000
	1.91% due 1/15/26
8,950,000	Clark County, Nevada, School District Revenue, Series B, (SPA: Bayerische Landesbank), (FSA Insured),
	1.99% due 6/15/21	8,950,000
1,200,000	Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federal Building Program (LOC: Bank of America),
	1.90% due 2/1/35	1,200,000
3,200,000	Connecticut State Health & Educational Facilities Authority Revenue, Edgehill Project, Series C (LOC: KBC Bank NV),
	1.94% due 7/1/27	3,200,000
7,200,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series T-1,
	1.50% due 7/1/29	7,200,000
3,800,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series V-2,
	1.60% due 7/1/36	3,800,000

See Notes to Schedule of Portfolio Investments.

1

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Daily Variable/Floating Rate Notes — (Continued)
$3,635,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series Y-2,
	1.60% due 7/1/35	$3,635,000
5,000,000	Cuyahoga County, Ohio, Cleveland Clinic Revenue, Subseries B-1 (SPA: J.P. Morgan Chase),
	1.93% due 1/1/39	5,000,000
2,275,000	Cuyahoga County, Ohio, Hospital Revenue, University Hospitals of Cleveland (LOC: J.P. Morgan Chase),
	1.99% due 1/1/16	2,275,000
1,730,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES,
	1.94% due 12/1/15	1,730,000
11,565,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project,
	1.87% due 11/1/19	11,565,000
3,395,000	Geisinger Authority, Pennsylvania, Health System Revenue, Series A (SPA: Bank of America),
	1.90% due 5/15/35	3,395,000
9,400,000	Gloucester County, NJ, Pollution Control Financing Authority Revenue, Refunding, Pollution Control, ExxonMobil Corp.,
	1.67% due 1/1/22	9,400,000
6,000,000	Gulf Coast Waste Disposal Authority, Texas Pollution Control Revenue, Amoco Oil,
	1.70% due 10/1/17	6,000,000
6,930,000	Gulf Coast Waste Disposal Authority, Texas Pollution Control Revenue, ExxonMobil Corp. Project,
	1.89% due 10/1/24	6,930,000
1,900,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, (ExxonMobil Corp.),
	1.89% due 3/1/24	1,900,000
21,410,000	Idaho Health Facilities Authority Revenue, St. Lukes Regional Medical Center Project, (SPA: Bayerische Landesbank), (FSA Insured),
	2.01% due 7/1/35	21,410,000
1,600,000	Idaho Health Facilities Authority Revenue, St. Lukes Regional Medical Center, (FSA Insured),
	1.88% due 7/1/30	1,600,000
900,000	Irvine Ranch, California, Water District Number 248, Series A (LOC: Landesbank Hessen-Thuer),
	1.65% due 11/15/13	900,000
800,000	Irvine Ranch, California, Water District Numbers 105, 140, 240 & 250 (LOC: State Street Bank & Trust Co.),
	1.65% due 1/1/21	800,000
18,500,000	Irvine Ranch, California, Water District, Capital Improvement Project (LOC: Landesbank Baden-Wurttemberg),
	1.75% due 8/1/16	18,500,000
805,000	Irvine Ranch, California, Water District, General Obligation, (LOC: Landesbank Baden-Wurttemberg),
	1.75% due 6/1/15	805,000

See Notes to Schedule of Portfolio Investments.

2

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Daily Variable/Floating Rate Notes — (Continued)
$420,000	Irvine Ranch, California, Water District, Series A, (LOC: Bank of America),
	1.75% due 5/1/09	$420,000
100,000	Irvine, California, Improvement Board Act of 1915, Assessment District 00-18, Series A, (LOC: Bank of New York),
	1.79% due 9/2/26	100,000
8,808,000	Irvine, California, Improvement Board Act of 1915, Assessment District 93-14, (LOC: Bank of America),
	1.65% due 9/2/25	8,808,000
5,980,000	Irvine, California, Improvement Board Act of 1915, Assesssment District 07-22, Series A (LOC: KBC Bank NV),
	1.70% due 9/2/32	5,980,000
1,000,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA, Inc. Project,
	1.90% due 6/1/23	1,000,000
4,000,000	Jacksonville, Florida, Pollution Control Revenue, Refunding, Florida Power & Light Co. Project,
	1.98% due 5/1/29	4,000,000
5,240,000	Joliet, Illinois, Regional Port District, Marine Terminal Revenue, ExxonMobil Corp. Project,
	1.89% due 10/1/24	5,240,000
13,945,000	Kansas State Department of Transportation, Highway Liquidity Provider Revenue, Series B-1, Pooled Money Investment Board,
	1.99% due 9/1/20	13,945,000
15,685,000	Kansas State Department of Transportation, Highway Liquidity Provider Revenue, Series B-2, Pooled Money Investment Board,
	1.99% due 9/1/20	15,685,000
1,100,000	Lawrence County, South Dakota, Pollution Control Revenue, Daily Refunding, Homestake Mining Co., Series B, (LOC: J.P. Morgan Chase),
	1.93% due 7/1/32	1,100,000
2,220,000	Lehigh County, Pennsylvania, General Purpose Authority Revenue, Lehigh Valley Hospital, Series B, (SPA: Wachovia Bank), (MBIA Insured),
	3.50% due 7/1/29	2,220,000
3,600,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project,
	1.87% due 8/1/15	3,600,000
4,775,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series B,
	1.89% due 11/1/14	4,775,000
1,000,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series C,
	1.89% due 11/1/14	1,000,000
3,800,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series D,
	1.89% due 11/1/14	3,800,000

See Notes to Schedule of Portfolio Investments.

3

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Daily Variable/Floating Rate Notes — (Continued)
$4,700,000	Long Island Power Authority, Electrical System Revenue, Subseries 3-B (LOC: West LB Bank),
	1.78% due 5/1/33	$4,700,000
6,106,326	Los Angeles, California, Regional Airports Improvement Corp., Lease Revenue, Sublease - Los Angeles International Airport, LAX Two Corp., (LOC: Societe Generale),
	2.01% due 12/1/25	6,106,326
1,970,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series J-2,
	1.94% due 11/1/35	1,970,000
4,200,000	Massachusetts State Health & Educational Facilities Authority Revenue, Harvard University, Series R,
	1.48% due 11/1/49	4,200,000
2,300,000	Massachusetts State, Central Artery, Series A, (SPA: Landesbank Baden-Wurttemberg),
	1.80% due 12/1/30	2,300,000
6,900,000	Massachusetts State, Consumer Loans, Series B, General Obligation Unlimited (SPA: Bank of America),
	1.90% due 3/1/26	6,900,000
12,700,000	Metropolitan Water District, Southern California Waterworks Revenue, Series B-3, (SPA: BNP Paribas),
	1.67% due 7/1/35	12,700,000
6,550,000	Missouri Development Finance Board, Cultural Facilities Revenue, Nelson Gallery Foundation, Series B (MBIA Insured),
	2.05% due 12/1/31	6,550,000
1,180,000	Missouri State Health & Educational Facilities Authority Revenue, Refunding, Cox Health Systems (MBIA Insured),
	1.88% due 6/1/15	1,180,000
13,695,000	Missouri State Health & Educational Facilities Authority Revenue, St. Louis University, Series A (MBIA Insured),
	4.50% due 10/1/35	13,695,000
15,700,000	Montgomery, Alabama, Industrial Development Board, Pollution Control and Solid Waste Disposal Revenue, General Electric Project,
	1.90% due 5/1/21	15,700,000
16,900,000	Mount Vernon, Indiana, Pollution Control and Solid Waste Disposal Revenue, General Electric Project,
	1.90% due 12/1/14	16,900,000
15,995,000	New Jersey Economic Development Authority Revenue, Stolthaven Perth Amboy Project, Series A, (LOC: Citibank),
	1.78% due 1/15/18	15,995,000
1,000,000	New Jersey State Educational Facilities Authority Revenue, Princeton University, Series B,
	1.55% due 12/1/25	1,000,000
16,945,000	New Jersey State Educational Facilities Authority Revenue, Princeton University, Series F,
	1.62% due 7/1/23	16,945,000
6,045,000	New York City, Metropolitan Transportation Authority Revenue, Series G (LOC: BNP Paribas),
	1.88% due 11/1/26	6,045,000

See Notes to Schedule of Portfolio Investments.

4

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Daily Variable/Floating Rate Notes — (Continued)
$2,000,000	New York City, New York, General Obligations Unlimited, Series B, Subseries B-4, (SPA: Landesbank Hessen-Thuer),
	2.65% due 8/15/23	$2,000,000
900,000	New York City, New York, General Obligations, Subseries A-10, (LOC: J.P. Morgan Chase),
	1.88% due 8/1/17	900,000
	New York City, New York, General Obligations, Subseries A-8, (LOC: J.P. Morgan Chase):
800,000	1.78% due 8/1/17	800,000
2,200,000	1.78% due 8/1/18	2,200,000
	New York City, New York, General Obligations, Subseries B-2, (LOC: J.P. Morgan Chase):
840,000	1.88% due 8/15/18	840,000
265,000	1.88% due 8/15/20	265,000
2,710,000	New York City, New York, General Obligations, Subseries E-2, (LOC: J.P. Morgan Chase),
	1.88% due 8/1/21	2,710,000
3,495,000	New York City, New York, General Obligations, Subseries H-2, (SPA: Credit Local de France),
	1.78% due 1/1/36	3,495,000
11,050,000	New York City, New York, Municipal Finance Authority, Water & Sewer Systems Revenue, 2nd General Fiscal 2008-BB-5 (SPA: Bank of America),
	1.73% due 6/15/33	11,050,000
10,095,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, Subseries F-2, (SPA: Bayerische Landesbank),
	1.88% due 6/15/35	10,095,000
5,010,000	New York City, New York, Municipal Water Finance Authority, Water and Sewer System Revenue, Series C, (SPA: Credit Local de France),
	1.88% due 6/15/33	5,010,000
800,000	New York City, New York, Transitional Finance Authority Revenue, Subseries C-4, (SPA: Landesbank Hessen-Thuer),
	1.88% due 8/1/31	800,000
17,250,000	New York City, New York, Transitional Finance Authority, NYC Recovery, Series 3, Subseries 3-E (SPA: Landesbank Baden- Wurttemberg),
	1.75% due 11/1/22	17,250,000
3,100,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, General Electric Project,
	1.78% due 7/1/19	3,100,000
1,000,000	North Carolina Medical Care Commission, ACES, Pooled Financing Projects, Series B, (LOC: Wachovia Bank),
	1.93% due 10/1/13	1,000,000
600,000	North Central Texas, Health Facility Development Corp. Revenue, Presbyterian Medical Center, Series C, (SPA: J.P. Morgan Chase), (MBIA Insured),
	3.25% due 12/1/15	600,000

See Notes to Schedule of Portfolio Investments.

5

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Daily Variable/Floating Rate Notes — (Continued)
$6,775,000	North Central Texas, Health Facility Development Corp. Revenue, Presbyterian Medical Center, Series D, (SPA: J.P. Morgan Chase), (MBIA Insured),
	3.25% due 12/1/15	$6,775,000
1,800,000	Orange County, California, Sanitation District Partnership, Series B, (SPA: Credit Local de France),
	1.80% due 8/1/30	1,800,000
6,000,000	Peninsula Ports Authority, Virginia, Coal Revenue Refunding, Dominion Terminal Associates, Term PJ-C, (LOC: Citibank),
	2.01% due 7/1/16	6,000,000
2,400,000	San Antonio, Texas, Education Facilities Corp. Revenue, Higher Education, Trinity University (SPA: Bank of America),
	1.90% due 6/1/33	2,400,000
2,135,000	Sublette County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project,
	1.87% due 11/1/14	2,135,000
8,400,000	Texas Water Development Board Revenue, Series A (SPA: J.P. Morgan Chase),
	1.95% due 7/15/19	8,400,000
1,700,000	Uinta County, Wyoming, Pollution Control Revenue, Amoco Project,
	1.70% due 7/1/26	1,700,000
1,700,000	Union County, New Jersey, Industrial Pollution Financing Authority and Control, ExxonMobil Project,
	1.57% due 10/1/24	1,700,000
5,700,000	Unita County, Wyoming, Pollution Control Revenue, Chevron USA, Inc. Project,
	2.00% due 8/15/20	5,700,000
23,435,000	University of California Regents Medical Center, Series B-2 (SPA: Bank of New York 50% & California Public Employees’ Retirement System 25% & California State Teachers’ Retirement System 25%),
	1.73% due 5/15/32	23,435,000
9,885,000	University of North Carolina at Chapel Hill, Hospital Revenue, UPDATES, Series A, (SPA: Landesbank Hessen-Thuer),
	2.01% due 2/15/31	9,885,000
	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project:
2,595,000	1.89% due 10/1/25	2,595,000
3,540,000	1.89% due 12/1/29	3,540,000

	Total Daily Variable/Floating Rate Notes (Cost $515,349,326)	515,349,326

	Weekly Variable/Floating Rate Notes — 33.3%
10,250,000	Alaska State, Housing Finance Corp., Housing Development, Series D, (MBIA Insured),
	2.40% due 6/1/37	10,250,000
5,605,000	Bexar County, Texas, Housing Finance Corp., Multi Family Housing Revenue, AAMHA LLC Project, (LOC: FNMA),
	2.20% due 12/18/25	5,605,000

See Notes to Schedule of Portfolio Investments.

6

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Weekly Variable/Floating Rate Notes — (Continued)
$1,040,000	California Health Facilities Financing Authority Revenue, Insured, Scripps Health, Series A (MBIA Insured),
	2.35% due 10/1/22	$1,040,000
6,275,000	California Housing Finance Agency Revenue, Multi Family Housing III, Series D, (LOC: FNMA),
	1.90% due 2/1/35	6,275,000
2,720,000	Charlotte, North Carolina, Airport Revenue, Series A, (SPA: J.P. Morgan Chase), (MBIA Insured),
	2.90% due 7/1/16	2,720,000
8,065,000	Chicago, Illinois, O’Hare International Airport Revenue, General Airport 2nd Lien B, (LOC: Societe Generale),
	2.08% due 1/1/15	8,065,000
1,355,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Huntington Woods, Series A, (SPA: Societe Generale), (FSA Insured),
	2.19% due 1/1/21	1,355,000
1,000,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Kimberly Forest, Series B, (SPA: Societe Generale), (FSA Insured),
	2.19% due 1/1/21	1,000,000
1,100,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Kings Arms Apartments, Series D, (SPA: Societe Generale), (FSA Insured),
	2.19% due 1/1/21	1,100,000
2,335,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Ten Oaks Apartments, Series F, (SPA: Societe Generale), (FSA Insured),
	2.19% due 1/1/21	2,335,000
900,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank),
	2.20% due 9/1/24	900,000
800,000	Colorado Educational & Cultural Facility Authority Revenue, Regis Jesuit High School Project, (LOC: Wells Fargo Bank),
	2.20% due 12/1/33	800,000
14,715,000	Colorado Springs, Colorado, Utilities Revenue, Sub Lien, Series A, (SPA: State Street Bank & Trust Co.),
	2.06% due 11/1/35	14,715,000
1,400,000	Colton, California, Redevelopment Agency, Multi Family Housing Revenue, Series A, (LOC: Coast Federal Bank & FHLB),
	2.80% due 5/1/10	1,400,000
6,410,000	Connecticut State General Obligations, Series B (SPA: Bayerische Landesbank),
	1.85% due 5/15/14	6,410,000
10,100,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series T-2,
	1.69% due 7/1/27	10,100,000
1,700,000	Dade County, FL, Industrial Development Authority Revenue, Dolphin’s Stadium Project, Series C (LOC: Societe Generale),
	2.14% due 1/1/16	1,700,000

See Notes to Schedule of Portfolio Investments.

7

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Weekly Variable/Floating Rate Notes — (Continued)
$1,900,000	Durham, North Carolina, Public Improvements, (SPA: Wachovia Bank),
	2.10% due 2/1/13	$1,900,000
6,900,000	Emmaus, Pennsylvania, General Authority Revenue, (SPA: Wachovia Bank), (FSA Insured),
	2.15% due 12/1/28	6,900,000
3,150,000	Englewood, Colorado, Multi Family Housing Revenue, Refunding, Marks West Apartments (LOC: FHLMC),
	2.00% due 12/1/26	3,150,000
3,000,000	Fairfax County, Virginia, Industrial Development Authority Revenue, Fairfax Hospital, Series A,
	2.12% due 10/1/25	3,000,000
600,000	Fairfax County, Virginia, Industrial Development Authority Revenue, Fairfax Hospital, Series C,
	2.20% due 10/1/25	600,000
16,765,000	Fairfax County, Virginia, Industrial Development Authority Revenue, Inova Health System Foundation,
	2.12% due 1/1/30	16,765,000
	Florida State Housing Finance Agency, Multi Family Housing Revenue, Series A, (LOC: FHLMC):
6,300,000	2.10% due 2/1/08	6,300,000
5,150,000	2.10% due 7/1/08	5,150,000
2,745,000	Forsyth County, North Carolina, General Obligations, Series B (SPA: Wachovia Bank),
	2.09% due 3/1/25	2,745,000
1,800,000	Greensboro, North Carolina, Certificate Participation, Equipment Acquisition Project (SPA: Wachovia Bank),
	2.08% due 6/1/09	1,800,000
2,000,000	Hamilton County, Ohio, Hospital Facilities Revenue, Health Alliance, Series E (MBIA Insured) (SPA: Dexia Credit Local),
	2.55% due 1/1/18	2,000,000
1,640,000	Hennepin County, Minnesota, General Obligations, Series A, (LOC: State Street Bank & Trust Co.),
	2.05% due 12/1/25	1,640,000
1,120,000	Indian River County, Florida, Revenue, St. Edwards School Project (LOC: Wachovia Bank),
	2.18% due 7/1/27	1,120,000
5,000,000	Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue, Series F-1 (MBIA Insured) (SPA: Bank One),
	3.00% due 2/1/20	5,000,000
1,900,000	Iowa Higher Education Loan Authority Revenue, Education Loan Private College Facilities, (SPA: J.P. Morgan Chase), (MBIA Insured),
	2.95% due 12/1/15	1,900,000
1,355,000	Kentucky Area Development Districts, Lease Program Revenue, Ewing, Kentucky, (LOC: Wachovia Bank),
	2.25% due 6/1/33	1,355,000
661,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank),
	2.03% due 7/1/28	661,000

See Notes to Schedule of Portfolio Investments.

8

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Weekly Variable/Floating Rate Notes — (Continued)
$114,936	Los Angeles, California, Multi Family Housing Revenue, Series K, (LOC: FHLB),
	2.15% due 7/1/10	$114,936
8,400,000	Maine Health & Higher Educational Facility Authority Revenue, Bowdoin College, Series B, (LOC: State Street Bank & Trust Co.),
	2.08% due 7/1/25	8,400,000
6,300,000	2.10% due 12/1/29	6,300,000
10,200,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F,
	2.00% due 11/1/26	10,200,000
8,800,000	Massachusetts State Water Resources Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuer),
	2.24% due 8/1/28	8,800,000
5,400,000	Mecklenburg County, North Carolina, General Obligations, Series C, (SPA: Wachovia Bank),
	2.13% due 2/1/18	5,400,000
7,750,000	Minneapolis, Minnesota, Revenue, Guthrie Theater Project, Series A, (LOC: Wells Fargo Bank),
	2.05% due 10/1/23	7,750,000
2,990,000	Minneapolis, Minnesota, Multi Family Housing Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank),
	2.15% due 12/1/27	2,990,000
6,430,000	Minnesota State Higher Education Facilities Authority Revenue, Carleton College, Series 5G, (SPA: Wells Fargo Bank),
	2.05% due 11/1/29	6,430,000
1,685,000	Missouri State Health & Educational Facilities Authority Revenue, Assemblies of God College (LOC: Bank of America),
	2.15% due 5/1/26	1,685,000
1,005,000	Modesto, California, Multi Family Housing Revenue, Shadowbrook Apartments, Series A (FNMA Insured),
	2.05% due 5/15/31	1,005,000
7,600,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: Westdeutsche Landesbank),
	1.99% due 11/15/28	7,600,000
1,650,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-C, (SPA: Credit Local de France),
	2.05% due 11/1/22	1,650,000
11,400,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-D, (SPA: Credit Local de France),
	2.05% due 11/1/22	11,400,000
9,900,000	New York State Local Government Assistance Corp., Series B, (LOC: Westdeutsche Landesbank 50% & Bayerische Landesbank 50%),
	2.25% due 4/1/23	9,900,000
3,010,000	North Carolina Medical Care Commission, Hospital Revenue, Baptist Hospitals Project (SPA: Wachovia Bank),
	2.15% due 6/1/30	3,010,000

See Notes to Schedule of Portfolio Investments.

9

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Weekly Variable/Floating Rate Notes — (Continued)
$5,000,000	North Carolina State, Refunding, Series B (SPA: Wachovia Bank),
	2.05% due 6/1/19	$5,000,000
	Ohio State University General Receipts, Series B :
6,865,000	1.98% due 12/1/19	6,865,000
3,800,000	1.98% due 12/1/29	3,800,000
664,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank),
	2.15% due 12/1/15	664,000
1,550,000	Scottsdale, Arizona, Industrial Development Authority, Hospital Revenue, Scottsdale Healthcare, Series C (FSA Insured) (LOC: Citibank),
	2.11% due 9/1/35	1,550,000
7,400,000	Seattle, Washington, Municipal Light & Power Revenue (LOC: Morgan Guaranty Trust),
	2.08% due 11/1/18	7,400,000
5,700,000	Seattle, Washington, Water Sysyems Revenue (LOC: Bayerische Landesbank),
	2.08% due 9/1/25	5,700,000
2,925,000	South Dakota Housing Development Authority Revenue, Home Ownership Meeting, Series C-2 (SPA: Landesbank Hessen-Thuer),
	2.10% due 5/1/32	2,925,000
4,200,000	Tulsa, Oklahoma, Tulsa Industrial Authority Revenue, University of Tulsa, Series B, (SPA: Credit Local de France), (MBIA Insured),
	3.80% due 10/1/26	4,200,000
2,715,000	Washington State Health Care Facilities Authority Revenue, Multi Care Health Systems, Series C (FSA Insured) (SPA: U.S. Bank),
	2.14% due 8/15/41	2,715,000
17,200,000	Washington State, (SPA: Landesbank Hessen-Thuer),
	2.06% due 6/1/20	17,200,000
1,250,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank),
	2.20% due 11/1/25	1,250,000

	Total Weekly Variable/Floating Rate Notes (Cost $289,659,936)	289,659,936

	TOTAL VARIABLE/FLOATING RATE NOTES (Cost $805,009,262)	805,009,262

FIXED RATE NOTES*— 3.8%

5,000,000	Colorado State General Funding Revenue Anticipation Notes,
	4.25% due 6/27/08	5,011,230
5,000,000	Kentucky Asset/Liability Commission General Funding Tax and Revenue Anticipation Notes,
	4.50% due 6/26/08	5,015,190
5,000,000	New Jersey State Tax & Revenue Anticipation Notes,
	4.50% due 6/24/08	5,034,150

See Notes to Schedule of Portfolio Investments.

10

Face
Amount		Value

FIXED RATE NOTES* — (Continued)

$8,000,000	Puerto Rico Commonwealth Tax & Revenue Anticipation Notes,
	4.25% due 7/30/08(2)	$8,032,770
10,000,000	Texas State Tax & Revenue Anticipation Notes,
	4.50% due 8/28/08	10,046,807

	TOTAL FIXED RATE NOTES (Cost $33,140,147)	33,140,147

TOTAL INVESTMENTS (Cost $838,149,409)(3)	96.2%	$838,149,409

OTHER ASSETS IN EXCESS OF LIABILITIES	3.8	33,360,654

NET ASSETS	100.0%	$871,510,063

*	Percentages indicated are based on net assets.
(1)

Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(2)	When-issued security.
(3)	Aggregate cost for federal tax purposes was $838,149,409.

Abbreviations:

ACES	—	Adjustable Convertible Extendable Securities
DATES	—	Daily Adjustable Tax-Exempt Securities
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Investors Assurance
SPA	—	Stand-By Purchase Agreement
UPDATES	—	Unit Price Demand Adjustable Tax-Exempt Securities

See Notes to Schedule of Portfolio Investments.

11

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2008 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 9.5%

	Federal Home Loan Bank — 8.0%
$1,000,000	4.375% due 3/17/10(1)	$1,033,965
15,000,000	5.375% due 8/19/11	16,160,355
		17,194,320
	Federal Home Loan Mortgage Corporation — 0.8%
1,500,000	5.125% due 11/17/17(1)	1,604,374
		1,604,374
	Federal National Mortgage Association — 0.7%
1,500,000	5.00% due 10/15/11(1)	1,598,021
		1,598,021
	TOTAL AGENCY NOTES (Cost $19,295,779)	20,396,715

MORTGAGE-BACKED SECURITIES*,(2) — 39.5%

	Federal Home Loan Mortgage Corporation — 13.0%
9,993	# G10753, 6.50% due 9/1/09	10,099
9,228	# G00807, 9.50% due 3/1/21	9,645
4,625,200	# G12342, 5.50% due 8/1/21	4,734,895
882,916	# J03649, 5.50% due 10/1/21	903,724
1,449,838	# J03604, 5.50% due 10/1/21	1,484,007
2,619,565	# G12442, 6.00% due 11/1/21	2,705,900
2,829,454	# J03536, 5.50% due 11/1/21	2,896,136
1,741,841	# G18163, 5.50% due 1/1/22	1,782,891
127,268	# D78677, 8.00% due 3/1/27	138,328
50,972	# D84894, 8.00% due 12/1/27	55,420
1,452,599	# C00742, 6.50% due 4/1/29	1,521,323
803,447	# A57845, 7.00% due 2/1/37	845,921
3,983,322	# A68937, 6.00% due 11/1/37	4,084,612
2,976,186	# A68332, 5.50% due 11/1/37	3,013,646
3,700,000	TBA, 5.00% due 12/1/49	3,682,654
		27,869,201
	Federal National Mortgage Association — 17.0%
22,486	# 313815, 6.50% due 1/1/11	22,698
86,761	# 535729, 6.50% due 2/1/16	90,943
82,339	# 535962, 6.50% due 5/1/16	86,259
48,467	# 595134, 6.50% due 7/1/16	50,774
294,014	# 596498, 6.00% due 7/1/16	304,512
45,146	# 608777, 6.50% due 10/1/16	47,296
612,407	# 625990, 5.50% due 12/1/16	629,196
91,679	# 643340, 6.50% due 3/1/17	95,969

See Notes to Schedule of Portfolio Investments.

1

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,(2) — (Continued)

	Federal National Mortgage Association — (Continued)
$156,876	# 555016, 6.50% due 10/1/17	$164,345
1,377,367	# 686230, 5.50% due 2/1/18	1,414,003
1,472,900	# 254685, 5.00% due 4/1/18	1,496,291
1,382,406	# 740449, 5.50% due 9/1/18	1,419,176
1,461,477	# 768557, 5.50% due 2/1/19	1,500,350
388,334	# 255159, 5.50% due 3/1/19	398,663
13,332	# 313796, 9.50% due 2/1/21	14,720
9,463	# 125275, 7.00% due 3/1/24	10,107
58,470	# 313795, 9.50% due 1/1/25	65,592
220,573	# 373328, 8.00% due 3/1/27	240,715
245,325	# 390895, 8.00% due 6/1/27	267,728
53,114	# 395715, 8.00% due 8/1/27	57,964
422,477	# 397602, 8.00% due 8/1/27	461,057
32,302	# 405845, 8.00% due 11/1/27	35,252
9,535	# 499335, 6.50% due 8/1/29	9,977
36,599	# 252806, 7.50% due 10/1/29	39,643
2,449	# 523497, 7.50% due 11/1/29	2,653
14,589	# 588945, 7.00% due 6/1/31	15,582
435,351	# 607862, 7.00% due 9/1/31	464,980
104,907	# 624571, 7.00% due 3/1/32	111,940
71,852	# 656872, 6.50% due 8/1/32	74,999
114,756	# 687575, 7.00% due 2/1/33	122,009
4,022,260	# 789856, 6.00% due 8/1/34	4,134,376
1,059,527	# 820811, 6.00% due 4/1/35	1,088,326
2,063,447	# 829202, 5.00% due 7/1/35	2,056,015
1,850,376	# 826586, 5.00% due 8/1/35	1,843,712
1,433,146	# 867021, 7.00% due 3/1/36	1,508,855
789,842	# 256216, 7.00% due 4/1/36	831,568
4,789,033	# 898412, 5.00% due 10/1/36	4,769,988
1,459,941	# 910894, 5.00% due 2/1/37	1,454,147
1,833,924	# 912456, 6.50% due 3/1/37	1,904,013
2,973,609	# 939512, 5.00% due 6/1/37	2,961,808
3,972,502	# 959877, 5.00% due 11/1/37	3,956,736
		36,224,937
	Government National Mortgage Association — 9.5%
41,486	# 460389, 7.00% due 5/15/28	44,468
33,065	# 464049, 7.00% due 7/15/28	35,441
50,564	# 476259, 7.00% due 8/15/28	54,198
27,316	# 496632, 7.00% due 12/15/28	29,279
152,111	# 539971, 7.00% due 1/15/31	162,837
35,271	# 485264, 7.50% due 2/15/31	38,051
22,571	# 556417, 7.00% due 6/15/31	24,163

See Notes to Schedule of Portfolio Investments.

2

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,(2) — (Continued)

	Government National Mortgage Association — (Continued)
$86,692	# 559304, 7.00% due 9/15/31	$92,805
103,004	# 570289, 7.00% due 1/15/32	110,266
321,705	# 574687, 6.00% due 4/15/34	332,648
2,100,000	# 652486, 5.50% due 4/15/36	2,142,355
4,000,001	# 651859, 5.00% due 6/15/36	4,011,357
3,404,626	# 782150, 5.50% due 4/15/37	3,471,613
4,068,699	# 608508, 6.00% due 8/15/37	4,203,830
899,984	# 662521, 6.00% due 8/15/37	929,874
1,000,000	# 678831, 5.00% due 1/15/38	1,002,834
3,700,000	TBA, 5.00% due 12/1/49	3,708,096
		20,394,115
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $82,779,143)	84,488,253

COLLATERALIZED MORTGAGE OBLIGATIONS* — 0.3%

420,934	Credit-Based Asset Servicing and Securitization, Series 1999-CB1-Class 1A,
	6.50% due 9/25/26	434,601
212,636	Washington Mutual Mortgage Securities Corp., Series 2003-MS9-Class 1P (PO)
	0.00% due 4/25/33	156,314
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $593,130)	590,915

CORPORATE NOTES* — 29.9%

7,000,000	General Electric Capital Corp.,
	5.875% due 2/15/12	7,403,697
8,250,000	Goldman Sachs Group, Inc.,
	5.125% due 1/15/15	8,334,513
7,000,000	IBM Corp.,
	4.75% due 11/29/12	7,224,469
8,000,000	Johnson & Johnson,
	5.55% due 8/15/17	8,664,288
8,200,000	JPMorgan Chase & Co.,
	5.15% due 10/1/15	8,144,986
4,300,000	Lehman Brothers Holdings, Inc.,
	5.625% due 1/24/13	4,355,552
7,000,000	Procter & Gamble Co. (The),
	4.85% due 12/15/15(1)	7,218,631
6,330,000	United Technologies Corp.,
	4.375% due 5/1/10	6,464,487

See Notes to Schedule of Portfolio Investments.

3

Face
Amount		Value

CORPORATE NOTES* — (Continued)

$6,000,000	Wal-Mart Stores, Inc.,
	4.55% due 5/1/13(1)	$6,136,656

	TOTAL CORPORATE NOTES (Cost $61,843,221)	63,947,279

US TREASURY NOTES/BONDS* — 19.4%

9,153,040	U.S. Inflation Index Treasury Bond (TIPS),
	1.875% due 7/15/13	9,699,367
3,500,000	U.S. Treasury Bond,
	8.75% due 5/15/20	5,100,977
3,000,000	U.S. Treasury Bond,
	7.875% due 2/15/21(1)	4,140,702
3,100,000	U.S. Treasury Bond,
	6.125% due 8/15/29	3,859,742
1,800,000	U.S. Treasury Bond,
	5.00% due 5/15/37(1)	1,993,640
4,270,000	U.S. Treasury Note,
	2.875% due 1/31/13	4,280,675
3,000,000	U.S. Treasury Note,
	4.625% due 2/15/17	3,233,907
8,500,000	U.S. Treasury Note,
	4.75% due 8/15/17(1)	9,253,049

	TOTAL US TREASURY NOTES/BONDS (Cost $39,031,998)	41,562,059

REPURCHASE AGREEMENTS* — 5.9%

$12,600,000	With Merrill Lynch & Co., Inc., dated 1/31/08, 2.87%, principal and interest in the amount of $12,601,005, due 2/1/08, (collateralized by a FNR security with a par value of $13,054,734, coupon rate of 3.70%, due 2/25/37, market value of $12,857,188)	12,600,000
$3,409	With State Street Bank and Trust Co., dated 1/31/08, 2.50%, principal and interest in the amount of $3,409, due 2/1/08, (collateralized by a FG security with a par value of $4,048, coupon rate of 4.50%, due 12/1/20, market value of $4,042)	3,409

	TOTAL REPURCHASE AGREEMENTS (Cost $12,603,409)	12,603,409

INVESTMENT OF SECURITY LENDING COLLATERAL* — 13.2%

28,168,589	State Street Navigator Securities Lending Prime Portfolio	28,168,589

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $28,168,589)	28,168,589

See Notes to Schedule of Portfolio Investments.

4

TOTAL INVESTMENTS (Cost $244,315,269)(3)	117.7%	$251,757,219

LIABILITIES IN EXCESS OF OTHER ASSETS	(17.7)	(37,904,631)

NET ASSETS	100.0%	$213,852,588

*	Percentages indicated are based on net assets.
(1)	Securities or partial securities on loan. See Note 1.
(2)	Represents current face amount at January 31, 2008.
(3)	Aggregate cost for federal tax purposes was $203,543,271.

Abbreviations:

FG	— Freddie Mac Gold
FNR	— Federal National Mortgage Association REMIC
PO	— Principal Only
TBA	— To be announced
TIPS	— Treasury Inflation Protected Security

See Notes to Schedule of Portfolio Investments.

5

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2008 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.2%

	Aerospace & Defense — 3.0%
26,905	Lockheed Martin Corp.	$2,903,588

	Beverages — 4.1%
27,400	Diageo Plc - Sponsored ADR	2,211,454
26,660	PepsiCo, Inc.	1,817,945
		4,029,399
	Capital Markets — 2.0%
18,000	Lehman Brothers Holdings, Inc.	1,155,060
15,551	Morgan Stanley	768,686
		1,923,746
	Chemicals — 0.9%
10,320	Air Products & Chemicals, Inc.	929,006

	Commercial Banks — 2.8%
53,950	Bank of Hawaii Corp.	2,717,461

	Commercial Services & Supplies — 2.4%
25,395	Dun & Bradstreet Corp.	2,335,832

	Communications Equipment — 3.8%
76,450	Cisco Systems, Inc.(1)	1,873,025
50,060	Nokia OYJ ADR	1,849,717
		3,722,742
	Computers & Peripherals — 3.1%
9,260	Apple Inc.(1)	1,253,434
45,000	Dell, Inc.(1)	901,800
19,314	Hewlett-Packard Co.	844,987
		3,000,221
	Diversified Consumer Services — 2.6%
27,900	ITT Educational Services, Inc.(1)	2,548,665

	Diversified Financial Services — 3.3%
68,311	J.P. Morgan Chase & Co.	3,248,188

	Diversified Telecommunication Services — 1.8%
60,000	NeuStar, Inc. - Class A(1),(2)	1,782,600

	Electric Utilities — 2.5%
47,200	Edison International	2,461,952

See Notes to Schedule of Portfolio Investments.

1

Shares		Value

COMMON STOCKS* — (Continued)

	Electrical Equipment — 1.4%
31,500	Cooper Industries, Ltd. - Class A	$1,403,010

	Health Care Equipment & Supplies — 2.1%
40,000	Varian Medical Systems, Inc.(1),(2)	2,079,600

	Health Care Providers & Services — 5.4%
38,000	Coventry Health Care, Inc.(1)	2,150,040
39,255	Express Scripts, Inc.(1),(2)	2,649,320
10,000	UnitedHealth Group, Inc.	508,400
		5,307,760
	Household Products — 6.0%
24,000	Church & Dwight, Inc.	1,277,280
29,250	Colgate-Palmolive Co.	2,252,250
25,750	Energizer Holdings, Inc.(1),(2)	2,410,715
		5,940,245
	Industrial Conglomerates — 2.4%
49,675	McDermott International, Inc.(1)	2,343,666

	Insurance — 8.3%
43,280	ACE, Ltd.	2,524,955
18,500	American International Group, Inc.	1,020,460
39,033	Assurant, Inc.	2,532,852
24,300	Prudential Financial, Inc.	2,050,191
		8,128,458
	IT Services — 1.8%
51,275	Accenture, Ltd. - Class A	1,775,141

	Life Sciences Tools & Services — 2.2%
36,875	Waters Corp.(1)	2,118,469

	Machinery — 3.5%
36,500	ITT Corp.	2,169,195
20,500	Joy Global, Inc.	1,292,525
		3,461,720
	Media — 4.9%
64,000	Omnicom Group, Inc.	2,903,680
50,290	Viacom, Inc. - Class B(1)	1,949,240
		4,852,920

See Notes to Schedule of Portfolio Investments.

2

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)

	Metals & Mining — 1.7%
29,525	Nucor Corp.	$1,706,545

	Multi-Utilities — 0.3%
7,500	Dominion Resources, Inc.	322,500

	Oil, Gas & Consumable Fuels — 11.8%
29,900	Apache Corp.	2,853,656
39,140	Exxon Mobil Corp.	3,381,696
32,390	Hess Corp.	2,941,984
41,500	Valero Energy Corp.	2,456,385
		11,633,721
	Pharmaceuticals — 4.0%
40,000	Forest Laboratories, Inc.(1)	1,590,800
36,720	Johnson & Johnson	2,322,907
		3,913,707
	Semiconductors & Semiconductor Equipment — 2.7%
95,200	Applied Materials, Inc.	1,705,984
31,720	Texas Instruments, Inc.	981,100
		2,687,084
	Software — 6.9%
25,250	Autodesk, Inc.(1)	1,039,038
37,000	Citrix Systems, Inc.(1),(2)	1,280,940
74,865	Microsoft Corp.	2,440,599
97,570	Oracle Corp.(1)	2,005,063
		6,765,640

23,705	Textiles, Apparel & Luxury Goods — 1.5% Nike, Inc. - Class B	1,464,021

	TOTAL COMMON STOCKS (Cost $85,781,958)	97,507,607

REPURCHASE AGREEMENT* — 1.4%

1,357,031	With State Street Bank and Trust Co., dated 1/31/08, 2.50%, principal and interest in the amount of $1,357,125, due 2/1/08, (collateralized by a FG security with a par value of $1,388,522, coupon rate of 4.50%, due 12/1/20, market value of $1,386,466)	1,357,031

	TOTAL REPURCHASE AGREEMENT (Cost $1,357,031)	1,357,031

See Notes to Schedule of Portfolio Investments.

3

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 7.5%

$7,399,128	State Street Navigator Securities Lending Prime Portfolio	$7,399,128

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $7,399,128)	7,399,128

TOTAL INVESTMENTS (Cost $94,538,117)(3)	108.1%	$106,263,766

LIABILITIES IN EXCESS OF OTHER ASSETS	(8.1)	(7,941,523)

NET ASSETS	100.0%	$98,322,243

*	Percentages indicated are based on net assets.
(1)	Non income-producing security.
(2)	Securities or partial securities on loan. See Note 1.
(3)	Aggregate cost for federal tax purposes was $85,781,958.
Abbreviations:
ADR	— American Depositary Receipt
FG	— Freddie Mac Gold

See Notes to Schedule of Portfolio Investments.

4

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2008 — (Unaudited)

Shares		Value

COMMON STOCKS* — 95.9%

	Aerospace & Defense — 2.0%
49,040	LMI Aerospace, Inc.(1)	$989,627
70,590	Teledyne Technologies, Inc.(1),(2)	3,644,562
		4,634,189
	Automotive — 1.2%
104,088	Tenneco Automotive, Inc.(1)	2,755,209

	Banking — 5.5%
110,230	Boston Private Financial Holdings, Inc.	2,516,551
110,050	City Bank Lynnwood, WA.	2,410,095
149,350	MCG Capital Corp.	1,968,433
177,560	Nara Bancorp, Inc.	2,159,130
65,200	Net 1 UEPS Technologies, Inc.(1),(2)	1,869,936
99,248	Preferred Bank	2,186,433
		13,110,578
	Basic Industry — 2.5%
91,730	AptarGroup, Inc.	3,460,055
49,460	Silgan Holdings, Inc.	2,342,426
		5,802,481
	Beverages, Food & Tobacco — 1.8%
233,820	Darling International, Inc.(1),(2)	2,712,312
60,031	J & J Snack Foods Corp.	1,501,375
		4,213,687
	Building Materials — 2.0%
56,430	Andersons (The), Inc.	2,570,387
130,390	Insight Enterprises, Inc.(1),(2)	2,251,835
		4,822,222
	Chemicals — 4.8%
56,432	Cytec Industries, Inc.	3,194,616
46,528	FMC Corp.	2,473,428
137,140	Hercules, Inc.	2,404,064
91,310	Tupperware Brands Corp.	3,378,470
		11,450,578
	Commercial Services — 7.7%
143,580	Aircastle, Ltd.	3,529,196
57,780	CRA International, Inc.(1),(2)	2,411,737
26,530	Huron Consulting Group, Inc.(1),(2)	1,905,385
123,420	Korn/Ferry International(1),(2)	1,985,828
51,033	Steiner Leisure, Ltd.(1),(2)	1,897,917

See Notes to Schedule of Portfolio Investments.

1

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Services — (Continued)
72,393	Watson Wyatt & Co. Holdings	$3,558,116
99,600	Wright Express Corp.(1)	2,982,024
		18,270,203
	Communications — 3.7%
169,286	ADC Telecommunications, Inc.(1),(2)	2,503,740
52,390	Comtech Telecommunications Corp.(1),(2)	2,347,072
156,750	Foundry Networks, Inc.(1)	2,163,150
90,370	InterDigital, Inc.(1),(2)	1,826,378
		8,840,340
	Computer Software & Processing — 1.5%
58,231	Brady Corp. - Class A	1,768,475
96,450	Kenexa Corp.(1),(2)	1,712,952
		3,481,427
	Computers & Information — 2.3%
86,332	NETGEAR, Inc.(1),(2)	2,301,611
71,670	Sigma Designs, Inc.(1),(2)	3,240,917
		5,542,528
	Consumer Services — 1.2%
98,920	Jack In The Box, Inc.(1),(2)	2,891,432

	Diversified Financial Services — 0.9%
94,779	Calamos Asset Management, Inc. - Class A	2,068,078

	Education — 0.9%
51,034	Bright Horizons Family Solution, Inc.(1),(2)	2,172,517

	Electric Utilities — 1.4%
85,910	Black Hills Corp.	3,328,153

	Electronics — 1.4%
46,530	Anixter International, Inc.(1)	3,259,892

	Energy — 1.0%
42,042	Oceaneering International, Inc.(1)	2,420,778

	Entertainment & Leisure — 1.1%
66,865	WMS Industries, Inc.(1)	2,500,751

	Financial Services — 3.0%
139,390	DiamondRock Hospitality Co. REIT	1,832,978

See Notes to Schedule of Portfolio Investments.

2

Shares		Value

COMMON STOCKS* — (Continued)

	Financial Services — (Continued)
287,930	Hersha Hospitality Trust REIT	$2,588,491
217,690	Medical Properties Trust, Inc. REIT	2,751,602
		7,173,071
	Health Care — 1.0%
77,880	Emergency Medical Services(1),(2)	2,396,368

	Health Care Providers — 10.1%
89,086	Amedisys, Inc.(1),(2)	3,797,736
87,230	LifePoint Hospital, Inc.(1),(2)	2,355,210
72,170	MWI Veterinary Supply, Inc.(1),(2)	2,759,059
71,267	Pediatrix Medical Group, Inc.(1)	4,852,570
104,096	Psychiatric Solutions, Inc.(1)	3,140,576
204,890	Sun Healthcare Group, Inc.(1),(2)	3,530,255
86,786	VCA Antech, Inc.(1)	3,355,147
		23,790,553
	Heavy Machinery — 2.3%
32,212	Bucyrus International, Inc. - Class A	2,986,375
38,800	Woodward Governor Co.	2,435,864
		5,422,239
	Industrial — 3.2%
110,830	Gardner Denver, Inc.(1)	3,595,325
66,544	Middleby Corp. (The)(1)	3,966,688
		7,562,013
	Insurance — 4.9%
63,510	Centene Corp.(1)	1,520,430
86,980	Max Capital Group, Ltd.	2,469,362
78,690	Platinum Underwriters Holdings, Ltd.	2,655,788
97,374	Selective Insurance Group	2,328,212
127,018	United America Indemnity, Ltd. - Class A(1),(2)	2,605,139
		11,578,931
	Medical Supplies — 0.7%
60,830	ICU Medical, Inc.(1),(2)	1,726,964

	Metals — 4.1%
42,274	Carpenter Technology Corp.	2,605,769
89,510	Commscope, Inc.(1),(2)	3,969,769
73,969	Crane Co.	3,023,113
		9,598,651

See Notes to Schedule of Portfolio Investments.

3

Shares		Value

COMMON STOCKS* — (Continued)

	Oil & Gas — 6.1%
141,640	Mariner Energy, Inc.(1),(2)	$3,549,498
69,690	New Jersey Resources Corp.	3,267,764
108,579	Petrohawk Energy Corp.(1),(2)	1,710,119
147,290	Vectren Corp.	4,043,111
36,000	W-H Energy Services, Inc.(1),(2)	1,751,400
		14,321,892
	Pharmaceuticals — 2.3%
96,670	KV Pharmaceutical Co. - Class A(1),(2)	2,511,487
121,434	Sciele Pharma, Inc.(1),(2)	2,904,701
		5,416,188
	Real Estate — 1.0%
31,027	Jones Lang Lasalle, Inc.	2,413,901

	Real Estate Investment Trusts — 1.8%
86,830	Entertainment Properties Trust	4,298,085

	Technology — 5.2%
93,528	Avocent Corp.(1)	1,552,565
72,398	Digital River, Inc.(1),(2)	2,714,925
70,367	MICROS Systems, Inc.(1)	4,333,200
73,065	MTS Systems Corp.	2,455,715
107,150	Semtech Corp.(1),(2)	1,368,305
		12,424,710
	Technology Systems/Semi Conductors — 1.1%
110,831	Diodes, Inc.(1),(2)	2,565,738

	Telecommunications — 0.8%
56,430	Atlantic Tele-Network, Inc.	1,776,981

	Telephone Systems — 1.5%
270,903	Brightpoint, Inc.(1),(2)	3,445,886

	Textiles, Clothing & Fabrics — 1.1%
64,300	Phillips-Van Heusen Corp.	2,709,602

	Transportation — 2.8%
36,310	Excel Maritime Carriers, Ltd.	1,381,958
44,290	Genco Shipping & Trading, Ltd.	2,184,383
38,940	Gulfmark Offshore, Inc.(1),(2)	1,628,471

See Notes to Schedule of Portfolio Investments.

4

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)

	Transportation — (Continued)
40,040	Hornbeck Offshore Services, Inc.(1),(2)	$1,548,747
		6,743,559
	TOTAL COMMON STOCKS (Cost $207,035,001)	226,930,375

REPURCHASE AGREEMENT* — 1.3%

$3,091,557	With State Street Bank and Trust Co., dated 1/31/08, 2.50%, principal and interest in the amount of $3,091,772, due 2/1/08, (collateralized by a FG security with a par value of $3,161,621, coupon rate of 4.50%, due 12/1/20, market value of $3,156,939)	3,091,557

	TOTAL REPURCHASE AGREEMENT (Cost $3,091,557)	3,091,557

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 21.6%

51,192,383	State Street Navigator Securities Lending Prime Portfolio	51,192,383

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $51,192,383)	51,192,383

TOTAL INVESTMENTS (Cost $261,318,941)(3)	118.8%	$281,214,315

LIABILITIES IN EXCESS OF OTHER ASSETS	(18.8)	(44,541,189)

NET ASSETS	100.0%	$236,673,126

*	Percentages indicated are based on net assets.
(1)	Non income-producing security.
(2)	Securities or partial securities on loan. See Note 1.
(3)	Aggregate cost for federal tax purposes was $207,114,749.
Abbreviations:
FG	— Freddie Mac Gold
REIT	— Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

5

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2008 — (Unaudited)

Shares		Value

COMMON STOCKS* — 96.8%

	Aerospace & Defense — 4.4%
7,871	Lockheed Martin Corp.	$849,439
9,859	United Technologies Corp.	723,749
		1,573,188
	Airlines — 0.5%
5,873	Continental Airlines, Inc. - Class B(1),(2)	159,804

	Apparel Retailers — 1.2%
21,344	Gap, Inc. (The)	408,097

	Banking — 6.4%
6,937	PNC Financial Services Group, Inc.	455,206
20,373	Regions Financial Corp.	514,214
9,866	Wachovia Corp.	384,083
27,566	Wells Fargo & Co.	937,520
		2,291,023
	Beverages, Food & Tobacco — 7.1%
11,353	Altria Group, Inc.	860,784
8,174	Loews Corp. - Carolina Group	671,331
14,835	PepsiCo, Inc.	1,011,599
		2,543,714
	Chemicals — 2.1%
9,234	Praxair, Inc.	747,123

	Communications — 3.1%
7,328	Harris Corp.	400,768
14,532	Sony Corp., Sponsored ADR	690,125
		1,090,893
	Computers & Information — 1.1%
19,559	Dell, Inc.(2)	391,962

	Cosmetics & Personal Care — 2.5%
13,624	Procter & Gamble Co. (The)	898,503

	Electric Utilities — 1.1%
6,812	Sempra Energy	380,791

	Electrical Equipment — 2.0%
13,775	Emerson Electric Co.	700,321

See Notes to Schedule of Portfolio Investments.

1

Shares		Value

COMMON STOCKS* — (Continued)

	Energy — 4.1%
16,954	Exxon Mobil Corp.	$1,464,826

	Financial Services — 13.7%
27,504	Bank of America Corp.	1,219,802
27,702	Citigroup, Inc.	781,750
9,691	Federated Investors, Inc. - Class B	412,546
2,473	Goldman Sachs Capital, Inc.	496,504
14,368	Invesco, Ltd.	391,097
21,776	J.P. Morgan Chase & Co.	1,035,449
11,954	Nasdaq Stock Market, Inc. (The)(1),(2)	553,112
		4,890,260
	Health Care Providers — 1.0%
6,509	Coventry Health Care, Inc.(2)	368,279

	Heavy Construction — 1.9%
14,229	McDermott International, Inc.(2)	671,324

	Insurance — 9.8%
13,321	American International Group, Inc.	734,786
4,692	Axis Capital Holdings Ltd.	187,868
14,381	Loews Corp.	671,449
9,082	Prudential Financial, Inc.	766,248
14,381	UnitedHealth Group, Inc.	731,130
17,762	Unum Group	401,777
		3,493,258
	Medical Supplies — 1.9%
11,194	Baxter International, Inc.	679,924

	Metals & Mining — 2.5%
15,440	Corning, Inc.	371,641
8,771	Nucor Corp.	506,964
		878,605
	Oil & Gas — 10.5%
11,807	Chevron Corp.	997,692
4,332	Devon Energy Corp.	368,133
12,000	Occidental Petroleum Corp.	814,440
11,959	Oneok, Inc.	562,073
5,449	Valero Energy Corp.	322,526
21,496	Williams Cos., Inc.	687,227
		3,752,091

See Notes to Schedule of Portfolio Investments.

2

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — 5.4%
15,289	Merck & Co., Inc.	$707,575
37,297	Pfizer, Inc.	872,377
8,477	Sanofi-Aventis, ADR	346,624
		1,926,576
	Process Industries — 2.5%
25,431	General Electric Co.	900,512

	Real Estate Investment Trusts — 1.2%
9,839	Health Care REIT, Inc.	421,995

	Restaurants — 2.5%
16,500	McDonald‘s Corp.	883,575

	Technology — 1.8%
30,105	Intel Corp.	638,226

	Telecommunications — 5.6%
26,920	AT&T, Inc.	1,036,151
3,066	Rogers Communications, Inc. - Class B	117,458
47,381	Sprint Nextel Corp. Series 1	498,922
3,894	Telefonica SA, Sponsored ADR	341,893
		1,994,424
	Utilities — 0.9%
3,490	Constellation Energy Group, Inc.	327,920

	TOTAL COMMON STOCKS (Cost $32,080,976)	34,477,214

REPURCHASE AGREEMENT* — 3.8%

$1,360,030	With State Street Bank and Trust Co., dated 1/31/08, 2.50%, principal and interest in the amount of $1,360,124 due 2/1/08 (collateralized by a FG Security with a par value of $1,392,571 with a coupon rate of 4.50%, due 12/1/20, market value of $1,390,508)	1,360,030

	TOTAL REPURCHASE AGREEMENT (Cost $1,360,030)	1,360,030

See Notes to Schedule of Portfolio Investments.

3

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 1.6%

$564,982	State Street Navigator Securities Lending Prime Portfolio	$564,982

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $564,982)	564,982

TOTAL INVESTMENTS (Cost $34,005,988)(3)	102.2%	$36,402,226

LIABILITIES IN EXCESS OF OTHER ASSETS	(2.2)	(794,004)

NET ASSETS	100.0%	$35,608,222

*	Percentages indicated are based on net assets.
(1)	Securities or partial securities on loan. See Note 1.
(2)	Non income-producing security.
(3)	Aggregate cost for federal tax purposes was $32,162,588.
Abbreviations:
ADR	—	American Depositary Receipt
FG	—	Freddie Mac Gold
REIT	—	Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

4

THE GLENMEDE FUND, INC.

International Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2008 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.3%

	Japan — 21.3%
183,400	Astellas Pharma, Inc.	$7,955,358
171,000	Canon, Inc.	7,249,207
265,800	Daito Trust Construction Co., Ltd.	14,439,614
169,000	Hoya Pentax HD Corp.	4,594,376
747,404	Kuraray Co., Ltd.	8,970,203
428,800	Mitsubishi Corp.	11,362,849
809,000	Mitsubishi Gas Chemical Co., Inc.(1)	7,533,478
1,150	Mizuho Financial Group, Inc.	5,399,181
3,105	Nippon Telegraph and Telephone Corp.	14,777,041
184,600	Nitto Denko Corp.	9,096,572
400,000	Omron Corp.	8,341,211
540,000	Onward Kashiyama Company Ltd.	5,469,130
57,800	ORIX Corp.	9,981,316
631,000	Ricoh Company, Ltd.	9,934,757
189,400	Shin-Etsu Chemical Co, Ltd.	10,017,751
83,700	SMC Corp.	9,395,033
172,000	Tokyo Electron, Ltd.	10,404,856
245,784	Toyota Motor Corp.(1)	13,306,997
		168,228,930
	United Kingdom — 16.6%
237,300	AstraZeneca PLC	9,965,851
978,356	Aviva PLC	12,273,914
1,286,754	BP Amoco PLC	13,714,231
1,151,099	Cattles PLC	6,545,847
426,296	GlaxoSmithKline PLC	10,103,418
1,000,000	Johnston Press PLC	4,945,909
456,400	Marks & Spencer Group PLC	4,081,108
807,000	Michael Page International PLC	4,168,221
598,700	Persimmon PLC	9,247,328
1,070,832	Prudential PLC	13,727,737
959,600	Rexam PLC	8,045,032
1,200,570	Royal Bank of Scotland Group PLC	9,255,781
4,035,400	Signet Group PLC	5,290,021
1,333,000	Taylor Wimpey PLC	4,819,750
319,629	Travis Perkins PLC	7,423,196
2,128,820	Vodafone Group PLC	7,447,168
		131,054,512
	Germany — 11.5%
69,643	Allianz AG	12,412,643
102,796	BASF AG	13,388,236
162,936	Bayerische Motoren Werke AG	8,947,378
253,500	Commerzbank AG	7,700,333

See Notes to Schedule of Portfolio Investments.

1

Shares		Value

COMMON STOCKS* — (Continued)

	Germany — (Continued)
105,879	Continental AG	$10,993,464
53,023	E.On AG	9,764,536
270,300	Hannover Rueckversicherung AG	12,085,830
232,200	Heidelberger Druckmaschinen AG(1)	6,299,660
77,700	RWE AG	9,538,143
		91,130,223
	France — 10.7%
358,485	Axa	12,313,003
134,506	BNP Paribas	13,342,211
121,200	Casino Guichard Perrachon	13,407,986
81,728	Compagnie de Saint-Gobain(1)	6,395,408
42,603	LaFarge SA, ADR(1)	6,733,005
132,333	Sanofi-Aventis	10,791,479
79,262	Societe BIC SA	4,958,320
109,732	Total SA(1)	7,986,113
240,400	Valeo SA(1)	8,883,140
		84,810,665
	Netherlands — 6.0%
668,000	Aegon N.V.	9,979,608
167,485	Akzo Nobel N.V.	12,390,325
276,205	ING Groep N.V., Sponsored ADR	8,999,284
605,351	Reed Elsevier N.V.(1)	11,074,701
136,268	TNT NV, ADR	5,028,289
		47,472,207
	Ireland — 4.1%
384,409	Allied Irish Banks PLC	8,540,309
728,200	Bank of Ireland(1)	10,702,362
337,666	CRH PLC	12,886,719
		32,129,390
	Hong Kong — 3.6%
9,795,000	China Petroleum & Chemical Corp.	10,280,644
315,900	HSBC Holdings Plc(1)	4,685,865
1,101,700	Hutchison Whampoa, Ltd.	10,846,016
2,858,000	Techtronic Industries Co.(1)	2,980,619
		28,793,144
	Norway — 3.0%
373,665	Norsk Hydro ASA	4,477,255
303,273	StatoilHydro ASA	7,985,529

See Notes to Schedule of Portfolio Investments.

2

Shares		Value

COMMON STOCKS* — (Continued)

	Norway — (Continued)
529,700	Telenor ASA(2)	$10,969,490
		23,432,274
	Brazil — 2.5%
127,000	Petroleo Brasileiro SA, Sponsored ADR	14,114,780
226,000	Tele Norte Leste Participacoes SA, Sponsored ADR	5,876,000
		19,990,780
	Italy — 2.5%
247,833	ENI SPA	8,013,045
1,328,098	Mediaset SPA	11,686,783
		19,699,828
	Denmark — 2.4%
437,000	H. Lundbeck AS(1)	10,637,442
601,191	Nordea AB	8,241,916
		18,879,358
	Sweden — 2.1%
360,700	Assa Abloy AB - Class B	6,311,895
4,605,000	Telefonaktiebolaget LM Ericsson	10,485,401
		16,797,296
	Greece — 1.8%
308,500	Public Power Corp.	14,466,817

	Spain — 1.6%
741,388	Banco Santander SA(1)	13,039,274

	South Korea — 1.6%
19,369	Samsung Electronics	12,339,943

	Switzerland — 1.6%
42,972	Zurich Financial Services AG	12,304,228

	Australia — 1.3%
180,000	Macquarie Group, Ltd.(1)	10,485,543

	Belgium — 1.0%
81,000	Mobistar SA	7,623,113

	India — 1.0%
183,400	Infosys Technologies, Ltd., Sponsored ADR	7,592,760

See Notes to Schedule of Portfolio Investments.

3

Shares/ Face Amount		Value

COMMON STOCKS* — (Continued)

	Canada — 0.9%
443,591	Talisman Energy, Inc.	$7,006,975

	Taiwan — 0.6%
1,474,915	Novatek Microelectronics Corp., Ltd.	5,119,720

	Mexico — 0.6%
963,000	Grupo Modelo SAB De CV - Class C	4,453,714

	TOTAL COMMON STOCKS (Cost $655,442,155)	776,850,694

REPURCHASE AGREEMENT* — 1.0%

$7,576,259	With State Street Bank and Trust Co., dated 1/31/08, 2.50%, principal and interest in the amount of $7,567,785, due 2/1/08 (collateralized by a FG Security with a par value of $7,740,102, with a coupon rate of 4.50%, due 12/1/20, market value of $7,728,639)	7,576,259
	TOTAL REPURCHASE AGREEMENT (Cost $7,576,259)	7,576,259

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 7.4%

58,630,441	State Street Navigator Securities Lending Prime Portfolio	58,630,441

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $58,630,441)	58,630,441
TOTAL INVESTMENTS (Cost $721,648,855)(3)	106.7%	$843,057,394

LIABILITIES IN EXCESS OF OTHER ASSETS	(6.7)	(52,752,123)

NET ASSETS	100.0%	$790,305,271

*	Percentages indicated are based on net assets.
(1)	Securities or partial securities on loan. See Note 1.
(2)	Non income-producing security.
(3)	Aggregate cost for federal tax purposes was $656,112,189.
Abbreviations:

ADR	—	American Depositary Receipt
FG	—	Freddie Mac Gold

See Notes to Schedule of Portfolio Investments.

4

THE GLENMEDE FUND, INC.

Philadelphia International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2008 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.0%

	Japan — 20.9%
106,100	Astellas Pharma, Inc.	$4,602,309
100,000	Canon, Inc.	4,239,303
152,500	Daito Trust Construction Co., Ltd.	8,284,579
98,000	Hoya Pentax HD Corp.	2,664,195
363,000	Kuraray Co., Ltd.	4,356,658
175,000	Mitsubishi Corp.	4,637,357
462,000	Mitsubishi Gas Chemical Co., Inc.(1)	4,302,184
1,500	Mizuho Financial Group, Inc.	7,042,409
1,814	Nippon Telegraph and Telephone Corp.	8,633,028
82,400	Nitto Denko Corp.	4,060,442
230,000	Omron Corp.	4,796,196
298,000	Onward Kashiyama Company Ltd.(1)	3,018,149
33,930	ORIX Corp.	5,859,274
370,000	Ricoh Company, Ltd.	5,825,452
82,700	Shin-Etsu Chemical Co, Ltd.	4,374,171
35,000	SMC Corp.	3,928,628
115,900	Tokyo Electron, Ltd.	7,011,179
158,300	Toyota Motor Corp.	8,570,524
		96,206,037
	United Kingdom — 16.2%
138,874	AstraZeneca PLC	5,832,269
470,955	Aviva PLC	5,908,341
736,243	BP Amoco PLC	7,846,882
550,449	Cattles PLC	3,130,187
338,668	GlaxoSmithKline PLC	8,026,593
701,400	Johnston Press PLC	3,469,061
261,600	Marks & Spencer Group PLC	2,339,215
458,500	Michael Page International PLC	2,368,190
343,700	Persimmon PLC	5,308,680
477,141	Prudential PLC	6,116,801
546,318	Rexam PLC	4,580,185
695,987	Royal Bank of Scotland Group PLC	5,365,704
2,330,700	Signet Group PLC	3,055,323
764,000	Taylor Wimpey PLC	2,762,408
183,479	Travis Perkins PLC	4,261,192
1,232,243	Vodafone Group PLC	4,310,708
		74,681,739
	Germany — 11.5%
43,768	Allianz AG	7,800,878
59,010	BASF AG	7,685,511
91,615	Bayerische Motoren Werke AG	5,030,896
145,700	Commerzbank AG	4,425,793

See Notes to Schedule of Portfolio Investments.

1

Shares		Value

COMMON STOCKS* — (Continued)

	Germany — (Continued)
66,725	Continental AG	$6,928,087
29,444	E.On AG	5,422,307
147,318	Hannover Rueckversicherung AG	6,586,979
132,600	Heidelberger Druckmaschinen AG	3,597,480
45,000	RWE AG	5,524,021
		53,001,952
	France — 10.6%
214,874	Axa	7,380,348
77,719	BNP Paribas	7,709,272
59,780	Casino Guichard Perrachon	6,613,279
47,501	Compagnie de Saint-Gobain	3,717,065
23,305	LaFarge SA, ADR	3,683,137
76,587	Sanofi-Aventis	6,245,510
31,612	Societe BIC SA	1,977,523
81,866	Total SA	5,958,071
150,216	Valeo SA(1)	5,550,706
		48,834,911
	Netherlands — 6.6%
392,000	Aegon N.V.	5,856,297
92,899	Akzo Nobel N.V.	6,872,548
199,808	ING Groep N.V., Sponsored ADR	6,510,124
332,498	Reed Elsevier N.V.	6,082,944
129,309	TNT N.V.	4,794,288
		30,116,201
	Ireland — 4.4%
299,280	Allied Irish Banks PLC	6,649,021
405,949	Bank of Ireland(1)	5,966,236
196,262	CRH PLC	7,490,163
		20,105,420
	Hong Kong — 3.9%
5,567,000	China Petroleum & Chemical Corp.(1)	5,843,017
183,783	HSBC Holdings Plc(1)	2,726,123
806,000	Hutchison Whampoa, Ltd.	7,934,909
1,376,000	Techtronic Industries Co.(1)	1,435,035
		17,939,084
	Norway — 3.3%
214,085	Norsk Hydro ASA	2,565,167
184,584	StatoilHydro ASA	4,860,310

See Notes to Schedule of Portfolio Investments.

2

Shares		Value

COMMON STOCKS* — (Continued)

	Norway — (Continued)
373,900	Telenor ASA(2)	$7,743,048
		15,168,525
	Brazil — 2.6%
74,000	Petroleo Brasileiro SA, Sponsored ADR	8,224,360
150,000	Tele Norte Leste Participacoes SA, Sponsored ADR	3,900,000
		12,124,360
	Italy — 2.6%
162,563	ENI SPA	5,256,059
754,966	Mediaset SPA	6,643,428
		11,899,487
	Denmark — 2.3%
256,400	H. Lundbeck AS(1)	6,241,281
329,111	Nordea AB	4,511,886
		10,753,167
	Sweden — 2.1%
211,200	Assa Abloy AB - Class B	3,695,793
2,618,000	Telefonaktiebolaget LM Ericsson	5,961,081
		9,656,874
	Greece — 1.8%
172,200	Public Power Corp.	8,075,157

	Switzerland — 1.7%
27,598	Zurich Financial Services AG	7,902,171

	South Korea — 1.6%
11,800	Samsung Electronics	7,517,751

	Spain — 1.6%
415,343	Banco Santander SA(1)	7,304,908

	Australia — 1.3%
104,838	Macquarie Group, Ltd.(1)	6,107,130

	India — 1.0%
106,750	Infosys Technologies, Ltd., Sponsored ADR	4,419,450

	Belgium — 0.9%
45,000	Mobistar SA	4,235,063

See Notes to Schedule of Portfolio Investments.

3

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)

	Canada — 0.9%
256,866	Talisman Energy, Inc.(1)	$ 4,057,462

	Taiwan — 0.6%
806,817	Novatek Microelectronics Corp., Ltd.	2,800,620

	Mexico — 0.6%
549,200	Grupo Modelo SAB De CV - Class C(1)	2,539,958

	TOTAL COMMON STOCKS (Cost $395,605,062)	455,447,427

REPURCHASE AGREEMENT* — 0.5%

2,011,659	With State Street Bank and Trust Co., dated 1/31/08, 2.50%, principal and interest in the amount of $2,011,799, due 2/1/08 (collateralized by a FG security with a par value of $2,056,471, coupon rate of 4.50% due 12/1/20, market value of $2,053,425)	2,011,659

	TOTAL REPURCHASE AGREEMENT (Cost $2,011,659)	2,011,659

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 6.8%

31,397,927	State Street Navigator Securities Lending Prime Portfolio	31,397,927

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $31,397,927)	31,397,927

TOTAL INVESTMENTS (Cost $429,014,648)(3)	106.3%
		$ 488,857,013

LIABILITIES IN EXCESS OF OTHER ASSETS	(6.3)	(28,844,230)

NET ASSETS	100.0%	$ 460,012,783

*	Percentages indicated are based on net assets.
(1)	Securities or partial securities on loan. See Note 1.
(2)	Non income-producing security.
(3)	Aggregate cost for federal tax purposes was $396,754,911.
Abbreviations:
144A	— Rule 144A
ADR	— American Depositary Receipt
FG	— Freddie Mac Gold

See Notes to Schedule of Portfolio Investments.

4

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2008 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.9%

	Aerospace & Defense — 2.6%
15,875	Orbital Sciences Corp.(1),(2)	$369,888
8,240	Teledyne Technologies, Inc.(2)	425,431
		795,319
	Air Freight & Logistics — 1.9%
8,575	HUB Group, Inc. - Class A(1),(2)	249,790
19,027	Pacer International, Inc.	325,932
		575,722
	Airlines — 0.7%
17,230	Pinnacle Airlines Corp.(1),(2)	231,571

	Automobiles — 0.8%
12,008	Winnebago Industries	252,888

	Biotechnology — 5.2%
13,172	Cubist Pharmaceuticals, Inc.(1),(2)	223,792
13,862	Martek Biosciences Corp.(1),(2)	395,067
5,098	Myriad Genetics, Inc.(1),(2)	219,265
7,565	Onyx Pharmaceuticals, Inc.(2)	359,564
4,846	OSI Pharmaceuticals, Inc.(1),(2)	193,259
2,723	United Therapeutics Corp.(2)	228,678
		1,619,625
	Capital Markets — 3.3%
4,371	GFI Group, Inc.(2)	385,566
4,961	Greenhill & Co., Inc.	335,016
11,479	OptionsXpress Holdings, Inc.	311,311
		1,031,893
	Chemicals — 2.0%
15,456	Hercules, Inc.	270,944
7,563	Terra Industries, Inc.(1),(2)	340,864
		611,808
	Commercial Banks — 0.9%
6,032	SVB Financial Group(1),(2)	291,949

	Commercial Services & Supplies — 7.1%
10,333	Administaff, Inc.	310,093
6,735	Consolidated Graphics, Inc.(2)	338,838
8,172	Heidrick & Struggles International, Inc.	224,567
4,245	Herman Miller, Inc.	134,906
16,783	Knoll, Inc.	224,221

See Notes to Schedule of Portfolio Investments.

1

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Services & Supplies — (Continued)
15,450	Korn/Ferry International(1),(2)	$248,590
34,101	Spherion Corp.(1),(2)	227,795
14,573	TrueBlue, Inc.(2)	207,957
4,908	United Stationers, Inc.(2)	271,216
		2,188,183
	Communications Equipment — 3.9%
26,705	Arris Group, Inc.(1),(2)	234,737
9,085	Blue Coat Systems, Inc.(1),(2)	244,114
11,596	Dycom Industries, Inc.(1),(2)	273,897
8,481	Foundry Networks, Inc.(2)	117,038
12,914	NETGEAR, Inc.(2)	344,287
		1,214,073
	Computers & Peripherals — 2.6%
18,193	Emulex Corp.(2)	283,811
21,571	Intevac, Inc.(2)	234,908
18,390	Novatel Wireless, Inc.(1),(2)	294,240
		812,959
	Construction & Engineering — 1.4%
6,107	Michael Baker Corp.(2)	209,042
6,786	Perini Corp.(1),(2)	237,171
		446,213
	Consumer Finance — 2.0%
7,625	Cash America International, Inc.	247,889
27,854	Ezcorp, Inc. - Class A(1),(2)	367,673
		615,562
	Diversified Consumer Services — 1.7%
11,463	Jackson Hewitt Tax Service, Inc.	253,676
8,701	Sotheby’s - Class A	270,340
		524,016
	Diversified Financial Services — 0.9%
7,557	Interactive Brokers Group, Inc.(2)	263,059

	Diversified Telecommunication Services — 0.9%
12,625	NTELOS Holdings Corp.	268,660

	Electronic Equipment & Instruments — 4.0%
16,280	Brightpoint, Inc.(1),(2)	207,082
14,155	Cognex Corp.	216,571

See Notes to Schedule of Portfolio Investments.

2

Shares		Value

COMMON STOCKS* — (Continued)

	Electronic Equipment & Instruments — (Continued)
12,637	Plexus Corp.(2)	$285,470
34,228	Smart Modular Technologies WWH, Inc.(1),(2)	282,381
10,348	Technitrol, Inc.	234,486
		1,225,990
	Energy Equipment & Services — 4.4%
4,499	Dawson Geophysical Co.(1),(2)	257,703
4,271	Dril-Quip, Inc.(2)	207,314
16,480	Matrix Service Co.(1),(2)	296,970
7,111	NATCO Group, Inc. - Class A(1),(2)	325,541
5,893	T-3 Energy Services, Inc.(2)	265,126
		1,352,654
	Food & Staples Retailing — 1.6%
7,745	Longs Drug Stores Corp.	356,348
3,865	Nash Finch Co.	137,903
		494,251
	Food Products — 0.8%
7,404	Sanderson Farms, Inc.	248,848
	Health Care Equipment & Supplies — 1.5%
2,569	Arthrocare Corp.(1),(2)	102,837
13,510	Zoll Medical Corp.(1),(2)	360,177
		463,014
	Health Care Providers & Services — 5.2%
7,899	Amedisys, Inc.(2)	336,735
14,494	Centene Corp.(2)	346,986
6,183	Chemed Corp.	316,755
14,840	Healthspring, Inc.(2)	307,040
18,089	Nighthawk Radiology Holdings, Inc.(2)	287,615
		1,595,131
	Health Care Technology — 1.2%
14,573	Omnicell, Inc.(1),(2)	365,491

	Hotels, Restaurants & Leisure — 3.5%
7,845	CBRL Group, Inc.	245,313
9,674	CKE Restaurants, Inc.	126,923
6,730	Jack In The Box, Inc.(2)	196,718
5,571	Papa John’s International, Inc.(1),(2)	140,891
10,192	PF Chang’s China Bistro, Inc.(1),(2)	289,860

See Notes to Schedule of Portfolio Investments.

3

Shares		Value

COMMON STOCKS* — (Continued)

	Hotels, Restaurants & Leisure — (Continued)
11,928	Ruby Tuesday, Inc.	$91,726
		1,091,431
	Household Durables — 2.3%
14,589	Tempur-Pedic International, Inc.	289,154
11,384	Tupperware Brands Corp.	421,208
		710,362
	Insurance — 1.7%
11,354	Amtrust Financial Services, Inc.	178,258
6,110	Navigators Group, Inc.(2)	352,730
		530,988
	IT Services — 4.1%
6,359	CACI International, Inc. - Class A(1),(2)	277,189
15,283	CSG Systems International, Inc.(1),(2)	195,011
21,499	MPS Group, Inc.(2)	216,065
8,912	SRA International, Inc. - Class A(1),(2)	244,456
21,870	SYKES Enterprises, Inc.(2)	345,327
		1,278,048
	Leisure Equipment & Products — 0.8%
5,973	Polaris Industries, Inc.	259,467

	Life Sciences Tools & Services — 4.8%
6,535	Affymetrix, Inc.(2)	131,092
23,964	Albany Molecular Research, Inc.(2)	257,853
8,815	Parexel International Corp.(2)	479,624
7,964	PharmaNet Development Group, Inc.(1),(2)	324,613
5,325	Varian, Inc.(2)	288,881
		1,482,063
	Machinery — 1.8%
11,850	Actuant Corp. - Class A	323,861
6,344	Wabtec Corp.	218,170
		542,031
	Marine — 0.7%
10,870	Horizon Lines, Inc. - Class A	204,247

	Metals & Mining — 0.7%
23,935	Hecla Mining Co.(1),(2)	222,596

See Notes to Schedule of Portfolio Investments.

4

Shares		Value

COMMON STOCKS* — (Continued)

	Oil, Gas & Consumable Fuels — 2.5%
8,342	Alpha Natural Resources, Inc.(2)	$279,123
7,237	Comstock Resources, Inc.(1),(2)	229,413
5,048	Mariner Energy, Inc.(1),(2)	126,503
4,953	World Fuel Services Corp.	131,056
		766,095
	Personal Products — 1.1%
8,188	USANA Health Sciences, Inc.(1),(2)	354,950

	Pharmaceuticals — 4.1%
10,539	Medicis Pharmaceutical Corp. - Class A	214,047
11,083	Par Pharmaceutical Cos., Inc.(1),(2)	212,572
11,119	Perrigo Co.	342,910
23,705	Salix Pharmaceuticals, Ltd.(1),(2)	164,750
13,750	Sciele Pharma, Inc.(1),(2)	328,900
		1,263,179
	Real Estate Investment Trusts — 1.5%
8,672	First Industrial Realty Trust, Inc.	302,046
5,500	Washington Real Estate Investment Trust	173,030
		475,076
	Semiconductors & Semiconductor Equipment — 2.9%
7,987	Cymer, Inc.(1),(2)	215,729
16,873	Pericom Semiconductor Corp.(1),(2)	228,798
19,573	Semtech Corp.(1),(2)	249,947
15,981	Zoran Corp.(1),(2)	188,576
		883,050
	Software — 2.6%
17,141	JDA Software Group, Inc.(2)	304,938
3,384	MicroStrategy, Inc. - Class A(1),(2)	246,761
15,677	Parametric Technology Corp.(1),(2)	257,887
		809,586
	Specialty Retail — 5.1%
17,130	Aeropostale, Inc.(2)	482,552
10,525	Collective Brands, Inc.(1),(2)	185,450
7,655	Gymboree Corp. (The)(2)	292,574
9,090	Jos. A. Bank Clothiers, Inc.(1),(2)	247,612
14,171	Men’s Wearhouse, Inc.	361,219
		1,569,407

See Notes to Schedule of Portfolio Investments.

5

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)

	Textiles, Apparel & Luxury Goods — 2.0%
9,155	Warnaco Group (The), Inc.(2)	$328,573
11,592	Wolverine World Wide, Inc.	293,393
		621,966
	Trading Companies & Distributors — 1.1%
11,445	Applied Industrial Techologies, Inc.	345,525

	TOTAL COMMON STOCKS (Cost $31,339,889)	30,898,946

REPURCHASE AGREEMENT* — 0.2%

$71,829	With State Street Bank and Trust Co., dated 01/31/08, 2.5%, principal and interest in the amount of $71,834, due 2/1/08 (collateralized by a FG security with a par value of $76,915, coupon rate of 4.500% due 12/1/20, market value of $76,801)	71,829

	TOTAL REPURCHASE AGREEMENT (Cost $71,829)	71,829

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 25.8%

7,964,410	State Street Navigator Securities Lending Prime Portfolio	7,964,410

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $7,964,410)	7,964,410

TOTAL INVESTMENTS (Cost $39,376,128)(3)	125.9%
		$38,935,185

LIABILITIES IN EXCESS OF OTHER ASSETS	(25.9)	(7,999,797)

NET ASSETS	100.0%	$30,935,388

*	Percentages indicated are based on net assets.
(1)	Securities or partial securities on loan. See Note 1.
(2)	Non income-producing security.
(3)	Aggregate cost for federal tax purposes was $31,357,319.
Abbreviations:
FG	— Freddie Mac Gold

See Notes to Schedule of Portfolio Investments.

6

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2008 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.1%

	Aerospace & Defense — 3.3%
19,320	General Dynamics Corp.	$1,631,767
16,389	Lockheed Martin Corp.	1,768,701
13,968	United Technologies Corp.	1,025,391
		4,425,859
	Beverages — 1.1%
21,005	PepsiCo, Inc.	1,432,331

	Biotechnology — 1.1%
23,714	Biogen Idec, Inc.(1),(2)	1,445,368

	Capital Markets — 3.6%
14,252	Ameriprise Financial, Inc.	788,278
36,765	Federated Investors, Inc. - Class B	1,565,086
5,600	Goldman Sachs Capital, Inc.	1,124,312
52,390	Janus Capital Group, Inc.	1,415,054
		4,892,730
	Chemicals — 1.3%
45,845	Celanese Corp. - Class A	1,704,517

	Commercial Services & Supplies — 1.0%
23,532	Manpower, Inc.	1,323,910

	Communications Equipment — 1.4%
69,085	Juniper Networks, Inc.(1),(2)	1,875,658

	Computers & Peripherals — 3.2%
15,015	Apple Inc.(2)	2,032,430
21,012	Hewlett-Packard Co.	919,275
38,871	Lexmark International, Inc.(1),(2)	1,407,519
		4,359,224
	Consumer Finance — 0.3%
28,575	First Marblehead Corp. (The)(1)	469,773

	Diversified Financial Services — 0.8%
23,825	J.P. Morgan Chase & Co.	1,132,879

	Diversified Telecommunication Services — 2.9%
38,835	AT&T, Inc.	1,494,759
30,849	CenturyTel, Inc.	1,138,637

See Notes to Schedule of Portfolio Investments.

1

Shares		Value

COMMON STOCKS* — (Continued)

	Diversified Telecommunication Services — (Continued)
33,929	Verizon Communications, Inc.	$1,317,802
		3,951,198
	Electric Utilities — 2.2%
25,659	Edison International	1,338,373
23,526	FirstEnergy Corp.	1,675,522
		3,013,895
	Electrical Equipment — 1.7%
22,170	Cooper Industries, Ltd. - Class A	987,452
26,565	Emerson Electric Co.	1,350,564
		2,338,016
	Energy Equipment & Services — 5.6%
42,500	Cameron International Corp.(1),(2)	1,711,050
25,572	ENSCO International, Inc.	1,307,241
48,550	Helmerich & Payne, Inc.	1,904,131
26,720	Smith International, Inc.	1,448,491
22,810	Tidewater, Inc.	1,208,017
		7,578,930
	Food & Staples Retailing — 2.8%
48,240	Kroger Co. (The)	1,227,708
42,971	Safeway, Inc.	1,331,671
44,700	SYSCO Corp.	1,298,535
		3,857,914
	Food Products — 1.0%
61,468	Conagra Foods, Inc.	1,323,406

	Gas Utilities — 1.2%
25,705	Energen Corp.	1,616,845

	Health Care Equipment & Supplies — 1.2%
27,574	Baxter International, Inc.	1,674,845

	Health Care Providers & Services — 3.3%
30,815	Aetna, Inc.	1,641,207
29,640	CIGNA Corp.	1,457,102
26,140	UnitedHealth Group, Inc.	1,328,958
		4,427,267
	Hotels, Restaurants & Leisure — 1.9%
36,393	Darden Restaurants, Inc.	1,030,650

See Notes to Schedule of Portfolio Investments.

2

Shares		Value

COMMON STOCKS* — (Continued)

	Hotels, Restaurants & Leisure — (Continued)
30,342	McDonald’s Corp.	$1,624,814
		2,655,464
	Household Products — 2.0%
21,515	Kimberly-Clark Corp.	1,412,460
20,812	Procter & Gamble Co. (The)	1,372,551
		2,785,011
	Insurance — 9.3%
50,355	American Financial Group, Inc.	1,396,344
24,238	Assurant, Inc.	1,572,804
25,942	Chubb Corp.	1,343,536
22,560	Metlife, Inc.	1,330,363
18,446	PartnerRe, Ltd.	1,462,399
15,345	Prudential Financial, Inc.	1,294,658
27,797	SAFECO Corp.	1,483,526
20,396	Transatlantic Holdings, Inc.	1,391,007
46,913	WR Berkley Corp.	1,419,587
		12,694,224
	Internet Software & Services — 0.9%
47,896	eBay, Inc.(1),(2)	1,287,923

	IT Services — 1.0%
43,116	Paychex, Inc.	1,410,756

	Leisure Equipment & Products — 0.8%
41,575	Hasbro, Inc.	1,079,703

	Life Sciences Tools & Services — 1.0%
44,247	Applera Corp. - Applied Biosystems Group	1,395,108

	Machinery — 5.8%
10,046	Caterpillar, Inc.	714,673
35,380	Cummins, Inc.	1,708,146
20,992	Deere & Co.	1,842,258
7,671	Eaton Corp.	634,852
26,682	Illinois Tool Works, Inc.	1,344,773
23,497	Parker Hannifin Corp.	1,588,632
		7,833,334
	Media — 3.0%
44,574	Disney (Walt) Co.	1,334,100
28,764	Omnicom Group, Inc.	1,305,022

See Notes to Schedule of Portfolio Investments.

3

Shares		Value

COMMON STOCKS* — (Continued)

	Media — (Continued)
87,781	Time Warner, Inc.	$1,381,673
		4,020,795
	Metals & Mining — 3.0%
14,483	Freeport-McMoran Copper & Gold Inc.	1,289,421
21,150	Nucor Corp.	1,222,470
31,230	Steel Dynamics, Inc.	1,628,645
		4,140,536
	Multi-line Retail — 0.4%
18,060	Dollar Tree Stores, Inc.(2)	505,861

	Multi-Utilities — 1.0%
30,667	DTE Energy Co.	1,307,948

	Office Electronics — 1.0%
90,572	Xerox Corp.	1,394,809

	Oil, Gas & Consumable Fuels — 7.6%
18,392	Chevron Corp.	1,554,124
17,630	Exxon Mobil Corp.	1,523,232
25,825	Hess Corp.	2,345,685
27,063	Marathon Oil Corp.	1,267,902
21,621	Sunoco, Inc.	1,344,826
27,724	Tesoro Corp.	1,082,622
19,975	Valero Energy Corp.	1,182,320
		10,300,711
	Pharmaceuticals — 5.5%
28,060	Eli Lilly & Co.	1,445,651
23,513	Johnson & Johnson	1,487,433
53,415	King Pharmaceuticals, Inc.(1),(2)	560,323
26,640	Merck & Co., Inc.	1,232,899
63,376	Pfizer, Inc.	1,482,365
32,044	Wyeth	1,275,351
		7,484,022
	Real Estate Investment Trusts — 1.4%
46,982	iStar Financial, Inc.	1,253,480
7,859	Simon Property Group, Inc.	702,437
		1,955,917

See Notes to Schedule of Portfolio Investments.

4

Shares/ Face Amount		Value

COMMON STOCKS* — (Continued)

	Real Estate Management & Development — 0.9%
15,433	Jones Lang Lasalle, Inc.	$1,200,687

	Semiconductors & Semiconductor Equipment — 4.2%
77,093	Applied Materials, Inc.	1,381,507
66,500	Intel Corp.	1,409,800
47,097	Texas Instruments, Inc.	1,456,710
68,752	Xilinx, Inc.	1,503,606
		5,751,623
	Software — 4.2%
35,110	Adobe Systems, Inc.(1),(2)	1,226,392
44,370	Microsoft Corp.	1,446,462
78,663	Oracle Corp.(2)	1,616,525
78,175	Symantec Corp.(2)	1,401,678
		5,691,057
	Specialty Retail — 3.1%
9,090	Autozone, Inc.(2)	1,098,799
31,771	Best Buy Co., Inc.	1,550,743
49,023	TJX Cos., Inc. (The)	1,547,166
		4,196,708
	Textiles, Apparel & Luxury Goods — 1.0%
22,450	Nike, Inc. - Class B	1,386,512

	Tobacco — 1.1%
18,585	Loews Corp. - Carolina Group	1,526,386

	TOTAL COMMON STOCKS (Cost $127,949,833)	134,849,660

REPURCHASE AGREEMENT*(3) — 0.0%

$23,213	With State Street Bank & Trust Co., dated 1/31/08, 2.50% principal and interest in the amount of $23,214, due 2/1/08 (collaterialized by a FG security with a par value of $24,289, coupon rate of 4.500%, due 12/01/20, market value of $24,253)	23,213

	TOTAL REPURCHASE AGREEMENT (Cost $23,213)	23,213

See Notes to Schedule of Portfolio Investments.

5

INVESTMENT OF SECURITY LENDING COLLATERAL* — 7.2%

$9,804,883	State Street Navigator Securities Lending Prime Portfolio	$9,804,883

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $9,804,883)	9,804,883

TOTAL INVESTMENTS (Cost $137,777,929)(4)	106.3%	$144,677,756

LIABILITIES IN EXCESS OF OTHER ASSETS	(6.3)	(8,594,070)

NET ASSETS	100.0%	$136,083,686

*	Percentages indicated are based on net assets.
(1)	Securities or partial securities on loan. See Note 1.
(2)	Non income-producing security.
(3)	Rounds to less than 0.1%.
(4)	Aggregate cost for federal tax purposes was $127,949,833.
Abbreviations:
FG	—	Freddie Mac Gold

See Notes to Schedule of Portfolio Investments.

6

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2008 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.2%

	Aerospace & Defense — 4.2%
11,281	Boeing Co.	$938,354
9,510	Lockheed Martin Corp.	1,026,319
12,785	United Technologies Corp.	938,547
		2,903,220
	Biotechnology — 2.0%
20,829	Amgen, Inc.(1)	970,423
5,309	Genzyme Corp.(1)	414,792
		1,385,215
	Capital Markets — 3.7%
15,413	Charles Schwab Corp. (The)	343,710
16,603	Federated Investors, Inc. - Class B	706,790
5,373	Goldman Sachs Capital, Inc.	1,078,737
5,206	State Street Corp.	427,517
		2,556,754
	Commercial Services & Supplies — 1.2%
15,243	Manpower, Inc.	857,571

	Communications Equipment — 1.8%
11,875	Cisco Systems, Inc.(1)	290,937
17,917	Harris Corp.	979,881
		1,270,818
	Computers & Peripherals — 7.7%
32,323	Dell, Inc.(1)	647,753
50,280	EMC Corp.(1)	797,944
18,845	Hewlett-Packard Co.	824,469
9,735	International Business Machines Corp.	1,044,955
17,472	Lexmark International, Inc.(1)	632,661
14,689	Network Appliance, Inc.(1)	341,078
39,572	Western Digital Corp.(1)	1,046,679
		5,335,539
	Consumer Finance — 1.7%
13,792	American Express Co.	680,221
30,417	First Marblehead Corp. (The)	500,056
		1,180,277
	Diversified Consumer Services — 1.6%
13,566	Apollo Group, Inc. - Class A(1)	1,081,753

See Notes to Schedule of Portfolio Investments.

1

Shares		Value

COMMON STOCKS* — (Continued)

	Diversified Financial Services — 1.0%
18,899	Moody’s Corp.	$661,276

	Electric Utilities — 0.5%
6,441	PPL Corp.	315,094

	Electrical Equipment — 2.3%
14,626	Cooper Industries, Ltd. - Class A	651,442
18,610	Emerson Electric Co.	946,132
		1,597,574
	Electronic Equipment & Instruments — 1.2%
24,252	Avnet, Inc.(1)	863,614

	Energy Equipment & Services — 3.3%
21,602	ENSCO International, Inc.	1,104,294
22,635	Tidewater, Inc.	1,198,750
		2,303,044
	Food & Staples Retailing — 4.6%
40,472	Kroger Co. (The)	1,030,012
34,420	SYSCO Corp.	999,901
22,937	Wal-Mart Stores, Inc.	1,167,035
		3,196,948
	Health Care Providers & Services — 6.0%
12,090	Express Scripts, Inc.(1)	815,954
12,539	Humana, Inc.(1)	1,006,882
12,786	McKesson Corp.	802,833
20,196	Medco Health Solutions, Inc.(1)	1,011,416
10,680	UnitedHealth Group, Inc.	542,971
		4,180,056
	Hotels, Restaurants & Leisure — 0.7%
17,931	Darden Restaurants, Inc.	507,806

	Household Products — 0.7%
7,231	Procter & Gamble Co. (The)	476,884

	Internet & Catalog Retail — 0.7%
6,259	Amazon.Com, Inc.(1)	486,324

	Internet Software & Services — 1.4%
35,131	eBay, Inc.(1)	944,673

See Notes to Schedule of Portfolio Investments.

2

Shares		Value

COMMON STOCKS* — (Continued)

	IT Services — 3.3%
31,799	Accenture, Ltd. - Class A	$1,100,881
57,385	Electronic Data Systems Corp.	1,153,439
		2,254,320
	Leisure Equipment & Products — 1.4%
36,352	Hasbro, Inc.	944,061

	Life Sciences Tools & Services — 1.3%
10,823	Invitrogen Corp.(1)	927,206

	Machinery — 3.6%
18,753	Cummins, Inc.	905,395
4,620	Danaher Corp.	343,959
7,329	Manitowoc Co. (The), Inc.	279,381
14,660	Parker Hannifin Corp.	991,163
		2,519,898
	Media — 3.8%
35,441	DIRECTV Group (The), Inc.(1)	800,258
33,780	Disney (Walt) Co.	1,011,035
17,619	Omnicom Group, Inc.	799,374
		2,610,667
	Metals & Mining — 3.1%
10,746	Freeport-McMoran Copper & Gold Inc.	956,716
23,385	Steel Dynamics, Inc.	1,219,528
		2,176,244
	Multi-Utilities — 1.3%
57,290	Centerpoint Energy, Inc.	917,213

	Oil, Gas & Consumable Fuels — 4.8%
30,351	Chesapeake Energy Corp.	1,129,968
12,662	Sunoco, Inc.	787,576
13,147	Tesoro Corp.	513,390
14,871	Valero Energy Corp.	880,215
		3,311,149
	Personal Products — 1.4%
23,847	Herbalife, Ltd.	946,249

	Pharmaceuticals — 7.1%
21,375	Eli Lilly & Co.	1,101,240
41,290	Endo Pharmaceuticals Holdings, Inc.(1)	1,079,320

See Notes to Schedule of Portfolio Investments.

3

Shares		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — (Continued)
16,799	Johnson & Johnson	$1,062,705
16,785	Merck & Co., Inc.	776,810
22,904	Wyeth	911,579
		4,931,654
	Real Estate Investment Trusts — 1.7%
5,573	Prologis	330,758
9,234	Simon Property Group, Inc.	825,335
		1,156,093
	Semiconductors & Semiconductor Equipment — 7.1%
51,194	Applied Materials, Inc.	917,396
40,348	Broadcom Corp. - Class A(1)	890,884
41,311	Intel Corp.	875,793
34,787	Texas Instruments, Inc.	1,075,962
51,502	Xilinx, Inc.	1,126,349
		4,886,384
	Software — 7.1%
17,326	Adobe Systems, Inc.(1)	605,197
44,338	BEA Systems, Inc.(1)	828,677
58,223	Cadence Design Systems, Inc.(1)	590,964
26,863	McAfee, Inc.(1)	904,209
30,749	Microsoft Corp.	1,002,417
48,203	Oracle Corp.(1)	990,572
		4,922,036
	Specialty Retail — 3.9%
19,094	Best Buy Co., Inc.	931,978
28,630	Lowe’s Cos., Inc.	756,977
32,156	TJX Cos., Inc. (The)	1,014,844
		2,703,799
	Textiles, Apparel & Luxury Goods — 1.5%
17,117	Nike, Inc. - Class B	1,057,146

	Trading Companies & Distributors — 0.5%
4,211	WW Grainger, Inc.	335,069

	TOTAL COMMON STOCKS (Cost $69,835,110)	68,703,628

See Notes to Schedule of Portfolio Investments.

4

Face Amount	Value

REPURCHASE AGREEMENT* — 0.1%

$59,817	With State Street Bank and Trust Co., dated 1/31/08, 2.50%, principal and interest in the amount of 59,821, due 2/1/08 (collateralized by a FG security with a par value of 64,771, coupon rate of 4.50%, due 12/1/20, market value of 64,675	$59,817
TOTAL REPURCHASE AGREEMENT (Cost $59,817)	59,817

TOTAL INVESTMENTS (Cost $69,894,927)(2)	99.3%	$68,763,445

OTHER ASSETS IN EXCESS OF LIABILITIES	0.7	482,774
NET ASSETS	100.0%	$69,246,219

*	Percentages indicated are based on net assets.
(1)	Non income-producing security.
(2)	Aggregate cost for federal tax purposes was $69,849,338.
Abbreviations:
FG	—	Freddie Mac Gold

See Notes to Schedule of Portfolio Investments.

5

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2008 — (Unaudited)

Shares		Value

COMMON STOCKS* — 95.7%

	Aerospace & Defense — 5.5%
5,845	Boeing Co.(1)	$486,187
6,509	Lockheed Martin Corp.(1)	702,451
5,680	Northrop Grumman Corp.(1)	450,765
2,140	Raytheon Co.(1)	139,400
7,140	United Technologies Corp.(1)	524,147
		2,302,950
	Air Freight & Logistics — 0.8%
20,283	Pacer International, Inc.(1)	347,448

	Airlines — 0.8%
24,700	Pinnacle Airlines Corp.(1),(2)	331,968

	Auto Components — 1.0%
11,518	Johnson Controls, Inc.(1)	407,392

	Biotechnology — 1.2%
6,560	Genzyme Corp.(1),(2)	512,533

	Building Products — 1.6%
17,707	Lennox International, Inc.(1)	657,992

	Capital Markets — 1.4%
6,660	Charles Schwab Corp. (The)	148,518
2,226	Goldman Sachs Capital, Inc.(1)	446,914
		595,432
	Chemicals — 1.7%
1,360	CF Industries Holdings, Inc.	145,425
9,916	Dow Chemical Co. (The)(1)	383,352
2,700	Eastman Chemical Co.(1)	178,389
		707,166
	Commercial Banks — 1.4%
10,660	Citizens Republic Bancorp, Inc.	150,732
12,800	Wells Fargo & Co.(1)	435,328
		586,060
	Commercial Services & Supplies — 4.9%
9,318	Heidrick & Struggles International, Inc.(1)	256,059
8,536	Manpower, Inc.(1)	480,235
5,797	RR Donnelley & Sons Co.(1)	202,257
31,037	TrueBlue, Inc.(1),(2)	442,898

See Notes to Schedule of Portfolio Investments.

1

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Services & Supplies — (Continued)
12,503	United Stationers, Inc.(1),(2)	$690,916
		2,072,365
	Communications Equipment — 1.0%
5,420	Harris Corp.(1)	296,420
7,220	Plantronics, Inc.	137,902
		434,322
	Computers & Peripherals — 3.0%
9,993	Hewlett-Packard Co.(1)	437,194
4,747	International Business Machines Corp.(1)	509,543
4,900	Lexmark International, Inc.(2)	177,429
5,320	Western Digital Corp.(2)	140,714
		1,264,880
	Construction & Engineering — 1.3%
6,830	Jacobs Engineering Group, Inc.(1),(2)	522,085

	Consumer Finance — 0.6%
16,393	First Marblehead Corp. (The)(1)	269,501

	Containers & Packaging — 0.6%
8,096	Rock-Tenn Co. - Class A(1)	231,465

	Diversified Consumer Services — 1.2%
6,860	Career Education Corp.(2)	149,136
1,680	ITT Educational Services, Inc.(2)	153,468
6,500	Sotheby’s - Class A	201,955
		504,559
	Diversified Financial Services — 1.2%
10,640	J.P. Morgan Chase & Co.(1)	505,932

	Diversified Telecommunication Services — 0.4%
4,667	CenturyTel, Inc.(1)	172,259

	Electronic Equipment & Instruments — 2.8%
10,152	Arrow Electronics, Inc.(1),(2)	347,402
9,230	Avnet, Inc.(1),(2)	328,680
6,460	Plexus Corp.(2)	145,931
4,240	Tech Data Corp.(2)	145,771

See Notes to Schedule of Portfolio Investments.

2

Shares		Value

COMMON STOCKS* — (Continued)

	Electronic Equipment & Instruments — (Continued)
6,648	Tyco Electronics, Ltd.(1)	$224,769
		1,192,553
	Ener[g]y Equipment & Services — 2.5%
5,583	Grant Prideco, Inc.(1),(2)	277,922
6,170	Halliburton Co.(1)	204,659
6,858	Oil States International, Inc.(1),(2)	240,441
5,794	Tidewater, Inc.(1)	306,850
		1,029,872
	Food & Staples Retailing — 1.4%
22,658	Kroger Co. (The)(1)	576,646

	Gas Utilities — 0.6%
8,165	WGL Holdings, Inc.(1)	263,240

	Health Care Providers & Services — 1.8%
5,186	Aetna, Inc.(1)	276,206
4,149	McKesson Corp.(1)	260,516
4,180	UnitedHealth Group, Inc.(1)	212,511
		749,233
	Hotels, Restaurants & Leisure — 1.8%
6,090	Bob Evans Farms, Inc.(1)	181,117
10,962	McDonald’s Corp.(1)	587,015
		768,132
	Household Durables — 1.0%
4,999	Whirlpool Corp.(1)	425,465

	Insurance — 5.8%
6,700	ACE, Ltd.	390,878
10,976	American Financial Group, Inc.(1)	304,364
6,827	Chubb Corp.(1)	353,570
5,483	Hartford Financial Services Group, Inc.(1)	442,862
1,840	PartnerRe, Ltd.	145,875
4,286	Prudential Financial, Inc.(1)	361,610
9,226	Travelers Cos., Inc. (The)(1)	443,771
		2,442,930

See Notes to Schedule of Portfolio Investments.

3

Shares		Value

COMMON STOCKS* — (Continued)

	Internet Software & Services — 2.0%
11,740	CMGI, Inc.(2)	$151,446
11,320	eBay, Inc.(1),(2)	304,395
35,318	United Online, Inc.(1)	394,502
		850,343
	IT Services — 3.9%
21,582	Electronic Data Systems Corp.(1)	433,798
3,740	Mastercard, Inc. - Class A(1)	774,180
19,196	Total System Services, Inc.(1)	443,428
		1,651,406
	Leisure Equipment & Products — 1.2%
18,631	Hasbro, Inc.(1)	483,847

	Life Sciences Tools & Services — 2.0%
12,427	Applera Corp. - Applied Biosystems Group(1)	391,823
8,334	Varian, Inc.(1),(2)	452,120
		843,943
	Machinery — 4.0%
8,250	Cummins, Inc.(1)	398,310
6,655	Eaton Corp.(1)	550,768
10,843	Parker Hannifin Corp.(1)	733,095
		1,682,173
	Media — 5.0%
9,140	CBS Corp. - Class B(1)	230,237
17,498	Disney (Walt) Co.(1)	523,715
3,040	McGraw-Hill Cos. (The), Inc.(1)	129,991
9,347	Omnicom Group, Inc.(1)	424,073
8,722	Scholastic Corp.(1),(2)	298,903
30,823	Time Warner, Inc.(1)	485,154
		2,092,073
	Metals & Mining — 1.6%
2,400	Carpenter Technology Corp.	147,936
3,000	Reliance Steel & Aluminum Co.	147,630

See Notes to Schedule of Portfolio Investments.

4

Shares		Value

COMMON STOCKS* — (Continued)

	Metals & Mining — (Continued)
3,755	United States Steel Corp.(1)	$383,423
		678,989
	Multi-line Retail — 1.0%
14,434	Dollar Tree Stores, Inc.(1),(2)	404,296

	Office Electronics — 0.9%
23,142	Xerox Corp.(1)	356,387

	Oil, Gas & Consumable Fuels — 4.7%
4,402	Chevron Corp.(1)	371,969
6,259	Exxon Mobil Corp.(1)	540,777
3,449	Hess Corp.(1)	313,273
10,637	Tesoro Corp.(1)	415,375
5,819	Valero Energy Corp.(1)	344,427
		1,985,821
	Pharmaceuticals — 2.9%
3,660	Forest Laboratories, Inc.(2)	145,558
10,849	Merck & Co., Inc.(1)	502,092
23,955	Pfizer, Inc.(1)	560,307
		1,207,957
	Real Estate Investment Trusts — 4.0%
13,358	Hospitality Properties Trust(1)	453,504
16,375	iStar Financial, Inc.(1)	436,885
9,124	Rayonier, Inc.(1)	386,128
12,220	Weingarten Realty Investors	410,836
		1,687,353
	Semiconductors & Semiconductor Equipment — 2.7%
5,900	Novellus Systems, Inc.(2)	140,184
16,957	Texas Instruments, Inc.(1)	524,480
22,261	Xilinx, Inc.(1)	486,848
		1,151,512
	Software — 4.8%
18,480	CA, Inc.(1)	407,114
9,260	Cadence Design Systems, Inc.(1),(2)	93,989
8,005	Jack Henry & Associates, Inc.(1)	196,763

See Notes to Schedule of Portfolio Investments.

5

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)

	Software — (Continued)
22,551	Microsoft Corp.(1)	$735,163
32,575	Symantec Corp.(1),(2)	584,070
		2,017,099
	Specialty Retail — 4.4%
10,726	AnnTaylor Stores Corp.(1),(2)	269,759
5,340	Best Buy Co., Inc.(1)	260,645
13,196	Gap, Inc. (The)(1)	252,308
24,024	RadioShack Corp.(1)	416,816
20,575	TJX Cos., Inc. (The)(1)	649,347
		1,848,875
	Textiles, Apparel & Luxury Goods — 1.4%
9,184	Nike, Inc. - Class B(1)	567,204

	Tobacco — 0.7%
3,409	Loews Corp. - Carolina Group(1)	279,981

	Trading Companies & Distributors — 1.2%
6,259	WW Grainger, Inc.(1)	498,029

	TOTAL COMMON STOCKS (Cost $40,183,827)	40,161,668

REPURCHASE AGREEMENT* — 4.6%

$1,926,269	With State Bank and Trust Co., dated 1/31/08, 2.50%, principal and interest in the amount of $1,926,407, due 2/1/08, (collateralized by a FG security with a par value of $1,971,459, coupon rate of 4.50%, due 12/1/20, market value of $1,968,539)	1,926,269

	TOTAL REPURCHASE AGREEMENTS (Cost $1,926,269)	1,926,269

TOTAL LONG INVESTMENTS (Cost $42,110,096)	100.3%	$42,087,937

COMMON STOCKS SOLD SHORT* — (60.2)%

	Aerospace & Defense — (1.0)%
(11,820)	Ladish Co., Inc.(2)	(419,492)

	Biotechnology — (2.6)%
(14,908)	Alnylam Pharmaceuticals, Inc.(2)	(447,836)
(12,320)	Amylin Pharmaceuticals, Inc.(2)	(365,288)
(8,918)	Keryx Biopharmaceuticals, Inc.(2)	(53,954)

See Notes to Schedule of Portfolio Investments.

6

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Biotechnology — (Continued)
(10,663)	Vertex Pharmaceuticals, Inc.(2)	$(217,099)
		(1,084,177)
	Building Products — (1.7)%
(5,219)	Ameron International Corp.	(468,927)
(6,141)	USG Corp.(2)	(224,761)
		(693,688)
	Capital Markets — (1.1)%
(9,559)	Piper Jaffray Cos.(2)	(452,905)

	Chemicals — (1.5)%
(15,952)	Scotts Miracle-Gro Co. (The) - Class A	(622,766)

	Commercial Banks — (0.8)%
(9,376)	Wintrust Financial Corp.	(356,663)

	Commercial Services & Supplies — (4.5)%
(21,624)	Cenveo, Inc.(2)	(336,037)
(11,000)	Clean Harbors, Inc.(2)	(610,280)
(8,791)	Geo Group, Inc. (The)(2)	(210,281)
(8,591)	M&F Worldwide Corp.(2)	(335,736)
(5,650)	Mine Safety Appliances Co.	(252,159)
(9,240)	Mobile Mini, Inc.(2)	(140,448)
		(1,884,941)
	Computers & Peripherals — (1.0)%
(20,704)	Intermec, Inc.(2)	(412,424)

	Construction & Engineering — (1.0)%
(19,447)	Quanta Services, Inc.(2)	(426,278)

	Construction Materials — (1.2)%
(3,967)	Martin Marietta Materials, Inc.	(486,830)

	Containers & Packaging — (0.2)%
(4,562)	Temple-Inland, Inc.	(85,537)

	Electrical Equipment — (1.3)%
(16,866)	Energy Conversion Devices, Inc.(2)	(389,267)
(5,396)	II-VI, Inc.(2)	(174,939)
		(564,206)
	Electronic Equipment & Instruments — (3.0)%
(40,980)	Cogent, Inc.(2)	(404,063)
(35,157)	Echelon Corp.(2)	(461,963)

See Notes to Schedule of Portfolio Investments.

7

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Electronic Equipment & Instruments — (Continued)
(17,680)	OSI Systems, Inc.(2)	$(412,474)
		(1,278,500)
	Food & Staples Retailing — (1.4)%
(4,660)	Pantry (The), Inc.(2)	(135,420)
(11,032)	Whole Foods Market, Inc.	(435,102)
		(570,522)
	Food Products — (0.4)%
(6,260)	Dean Foods Co.	(175,280)

	Health Care Equipment & Supplies — (0.3)%
(3,480)	NuVasive, Inc.(2)	(137,147)

	Hotels, Restaurants & Leisure — (3.1)%
(13,547)	Choice Hotels International, Inc.	(452,470)
(10,192)	Gaylord Entertainment Co.(2)	(297,505)
(2,481)	Las Vegas Sands Corp.(2)	(217,509)
(13,974)	Scientific Games Corp. - Class A(2)	(332,581)
		(1,300,065)
	Household Durables — (0.3)%
(5,520)	Toll Brothers, Inc.(2)	(128,506)

	Insurance — (1.9)%
(27,312)	Conseco, Inc.(2)	(328,837)
(13,932)	Stewart Information Services Corp.	(476,892)
		(805,729)
	Internet & Catalog Retail — (1.2)%
(22,470)	GSI Commerce, Inc.(2)	(365,812)
(7,594)	Shutterfly, Inc.(2)	(147,703)
		(513,515)
	Internet Software & Services — (3.0)%
(16,816)	Akamai Technologies, Inc.(2)	(507,843)
(13,619)	SAVVIS, Inc.(2)	(275,104)
(14,513)	VeriSign, Inc.(2)	(492,281)
		(1,275,228)
	IT Services — (0.4)%
(4,780)	Paychex, Inc.	(156,402)

	Leisure Equipment & Products — (0.6)%
(10,677)	Pool Corp.	(263,081)

See Notes to Schedule of Portfolio Investments.

8

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Life Sciences Tools & Services — (1.1)%
(9,034)	AMAG Pharmaceuticals, Inc.(2)	$(465,793)

	Machinery — (3.8)%
(6,087)	Bucyrus International, Inc. - Class A	(564,326)
(63,856)	Flow International Corp.(2)	(595,138)
(14,863)	RBC Bearings, Inc.(2)	(444,998)
		(1,604,462)
	Media — (3.0)%
(7,179)	Lamar Advertising Co.	(309,558)
(33,918)	RCN Corp.(2)	(395,145)
(739)	Washington Post Co. (The)	(549,816)
		(1,254,519)
	Metals & Mining — (1.1)%
(10,568)	Compass Minerals International, Inc.	(448,295)

	Oil, Gas & Consumable Fuels — (1.0)%
(2,054)	ATP Oil & Gas Corp.(2)	(77,313)
(24,666)	Parallel Petroleum Corp.(2)	(342,364)
		(419,677)
	Real Estate Investment Trusts — (3.4)%
(7,361)	Federal Realty Investment Trust	(543,242)
(8,406)	Kilroy Realty Corp.	(412,146)
(20,512)	UDR, Inc.	(468,289)
		(1,423,677)
	Real Estate Management & Development — (0.7)%
(12,101)	CB Richard Ellis Group, Inc. - Class A(2)	(234,880)
(1,664)	Forestar Real Estate Group, Inc.(2)	(38,006)
		(272,886)
	Road & Rail — (1.3)%
(20,434)	Genesee & Wyoming, Inc. - Class A(2)	(558,052)

	Semiconductors & Semiconductor Equipment — (2.8)%
(28,356)	Rambus, Inc.(2)	(551,808)
(15,808)	Tessera Technologies, Inc.(2)	(619,199)
		(1,171,007)
	Software — (4.5)%
(13,435)	Citrix Systems, Inc.(2)	(465,120)
(10,311)	Electronic Arts, Inc.(2)	(488,432)
(13,775)	Quality Systems, Inc.	(418,622)

See Notes to Schedule of Portfolio Investments.

9

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Software — (Continued)
(18,608)	Ultimate Software Group, Inc.(2)	$(503,346)
		(1,875,520)
	Specialty Retail — (2.4)%
(26,423)	Aaron Rents, Inc.	(505,208)
(16,768)	O’Reilly Automotive, Inc.(2)	(493,482)
		(998,690)
	Textiles, Apparel & Luxury Goods — (1.2)%
(14,580)	Cherokee, Inc.	(492,658)

	Thrifts & Mortgage Finance — (0.4)%
(1,664)	Guaranty Financial Group, Inc.(2)	(23,130)
(13,020)	Sovereign Bancorp, Inc.	(162,359)
		(185,489)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(30,279,364))	(25,264,607)

TOTAL SHORT INVESTMENTS (Proceeds $(30,279,364))	(60.2)%	$(25,264,607)

TOTAL INVESTMENTS (Cost $11,830,732)(3)	40.1%	$16,823,330)
OTHER ASSETS IN EXCESS OF LIABILITIES	59.9	25,159,013
NET ASSETS	100.0%	$41,982,343

*        Percentages indicated are based on net assets.

(1)     All or a portion of security pledged as collateral for securities sold short.

(2)     Non income-producing security.

(3)     Aggregate cost for federal tax purposes was $11,900,872.

Abbreviations:

FG           — Freddie Mac Gold

See Notes to Schedule of Portfolio Investments.

10

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2008 — (Unaudited)

Shares		Value

COMMON STOCKS* — 129.0%

	Aerospace & Defense — 6.2%
3,550	L-3 Communications Holdings, Inc.(1)	$393,447
4,215	Lockheed Martin Corp.(1)	454,883
2,940	Northrop Grumman Corp.(1)	233,318
4,775	Raytheon Co.(1)	311,044
3,940	United Technologies Corp.(1)	289,235
		1,681,927
	Air Freight & Logistics — 1.4%
21,742	Pacer International, Inc.(1)	372,440

	Auto Components — 1.2%
14,400	American Axle & Manufacturing Holdings, Inc.(1)	313,200

	Beverages — 1.0%
8,100	Coca-Cola Enterprises, Inc.	186,867
2,040	Pepsi Bottling Group, Inc.	71,094
		257,961
	Building Products — 0.6%
4,041	Lennox International, Inc.(1)	150,164

	Capital Markets — 4.5%
3,220	Ameriprise Financial, Inc.(1)	178,098
13,098	Charles Schwab Corp. (The)(1)	292,085
5,800	Federated Investors, Inc. - Class B(1)	246,906
1,902	Goldman Sachs Capital, Inc.(1)	381,865
1,733	Lehman Brothers Holdings, Inc.(1)	111,207
		1,210,161
	Chemicals — 1.2%
6,946	Celanese Corp. - Class A(1)	258,252
720	CF Industries Holdings, Inc.	76,990
		335,242
	Commercial Services & Supplies — 3.3%
5,530	Manpower, Inc.(1)	311,118
18,083	TrueBlue, Inc.(1),(2)	258,044
6,007	United Stationers, Inc.(1),(2)	331,947
		901,109

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Communications Equipment — 2.4%
7,527	Cisco Systems, Inc.(1),(2)	$184,411
8,704	Harris Corp.(1)	476,022
		660,433
	Computers & Peripherals — 7.1%
15,460	Dell, Inc.(1),(2)	309,819
9,420	Hewlett-Packard Co.(1)	412,125
3,171	International Business Machines Corp.(1)	340,375
10,920	Lexmark International, Inc.(1),(2)	395,413
7,342	NCR Corp.(1),(2)	157,706
7,605	Teradata Corp.(2)	181,151
4,940	Western Digital Corp.(2)	130,663
		1,927,252
	Construction & Engineering — 0.5%
5,630	EMCOR Group, Inc.(1),(2)	123,466

	Consumer Finance — 1.1%
6,190	American Express Co.(1)	305,291

	Diversified Consumer Services — 0.6%
5,260	Sotheby’s - Class A	163,428

	Diversified Financial Services — 1.4%
8,065	J.P. Morgan Chase & Co.(1)	383,491

	Diversified Telecommunication Services — 2.5%
8,165	CenturyTel, Inc.(1)	301,370
9,409	Verizon Communications, Inc.(1)	365,446
		666,816
	Electric Utilities — 0.6%
2,080	Exelon Corp.	158,475

	Electronic Equipment & Instruments — 2.9%
9,248	Avnet, Inc.(1),(2)	329,321
10,220	Checkpoint Systems, Inc.(1),(2)	242,827
3,600	Plexus Corp.(2)	81,324
3,920	Tech Data Corp.(2)	134,770
		788,242

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Energy Equipment & Services — 3.7%
3,227	National Oilwell Varco, Inc.(1),(2)	$194,362
11,696	Oil States International, Inc.(1),(2)	410,062
1,850	Smith International, Inc.(1)	100,289
5,547	Tidewater, Inc.(1)	293,769
		998,482
	Food & Staples Retailing — 5.3%
16,846	Kroger Co. (The)(1)	428,730
4,228	Longs Drug Stores Corp.(1)	194,530
11,427	Safeway, Inc.(1)	354,123
4,960	Spartan Stores, Inc.(1)	87,197
12,739	SYSCO Corp.(1)	370,068
		1,434,648
	Gas Utilities — 2.1%
2,520	New Jersey Resources Corp.	118,163
13,871	WGL Holdings, Inc.(1)	447,201
		565,364
	Health Care Providers & Services — 3.6%
4,780	CIGNA Corp.(1)	234,985
3,640	McKesson Corp.(1)	228,555
10,162	Medco Health Solutions, Inc.(1),(2)	508,913
		972,453
	Hotels, Restaurants & Leisure — 1.2%
6,077	McDonald’s Corp.(1)	325,423

	Household Durables — 2.2%
5,840	American Greetings Corp. - Class A(1)	119,837
3,020	Black & Decker Corp.(1)	219,070
2,963	Whirlpool Corp.(1)	252,181
		591,088
	Insurance — 10.5%
4,660	ACE, Ltd.	271,865
1,868	Allstate Corp.(1)	92,036
1,642	Assurant, Inc.(1)	106,549
5,718	Chubb Corp.(1)	296,135

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Insurance — (Continued)
3,491	Hartford Financial Services Group, Inc.(1)	$281,968
4,624	Metlife, Inc.(1)	272,677
4,100	PartnerRe, Ltd.(1)	325,048
3,529	Prudential Financial, Inc.(1)	297,742
3,888	SAFECO Corp.(1)	207,503
6,660	Travelers Cos., Inc. (The)(1)	320,346
5,880	Unum Group	133,006
5,152	XL Capital, Ltd.	231,840
		2,836,715
	Internet Software & Services — 2.1%
11,003	eBay, Inc.(1),(2)	295,870
24,669	United Online, Inc.(1)	275,553
		571,423
	IT Services — 3.7%
14,834	Electronic Data Systems Corp.(1)	298,164
1,774	Mastercard, Inc. - Class A(1)	367,218
17,118	SAIC, Inc.(1),(2)	323,530
		988,912
	Leisure Equipment & Products — 1.4%
14,204	Hasbro, Inc.(1)	368,878

	Life Sciences Tools & Services — 1.6%
10,477	Applera Corp. - Applied Biosystems Group(1)	330,340
1,019	Invitrogen Corp.(1),(2)	87,298
		417,638
	Machinery — 5.4%
6,078	Cummins, Inc.(1)	293,446
4,020	Eaton Corp.(1)	332,695
2,401	Illinois Tool Works, Inc.(1)	121,010
7,260	Kennametal, Inc.(1)	222,374
7,507	Mueller Industries, Inc.(1)	210,196
4,156	Parker Hannifin Corp.(1)	280,987
		1,460,708

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Media — 6.0%
11,975	CBS Corp. - Class B(1)	$301,650
11,269	Disney (Walt) Co.(1)	337,281
7,458	Omnicom Group, Inc.(1)	338,370
8,682	Scholastic Corp.(1),(2)	297,532
21,659	Time Warner, Inc.(1)	340,913
		1,615,746
	Metals & Mining — 2.5%
1,920	Carpenter Technology Corp.	118,349
2,793	Freeport-McMoran Copper & Gold Inc.(1)	248,661
2,900	United States Steel Corp.	296,119
		663,129
	Multi-line Retail — 1.5%
10,342	Big Lots, Inc.(1),(2)	179,537
8,113	Dollar Tree Stores, Inc.(1),(2)	227,245
		406,782
	Multi-Utilities — 1.2%
7,600	Dominion Resources, Inc.	326,800

	Office Electronics — 1.1%
19,684	Xerox Corp.(1)	303,134

	Oil, Gas & Consumable Fuels — 8.7%
4,769	Chevron Corp.(1)	402,980
4,966	Exxon Mobil Corp.(1)	429,062
5,318	Hess Corp.(1)	483,034
7,843	Marathon Oil Corp.(1)	367,445
8,311	Tesoro Corp.(1)	324,545
5,767	Valero Energy Corp.(1)	341,349
		2,348,415
	Personal Products — 0.4%
4,726	NBTY, Inc.(1),(2)	114,464

	Pharmaceuticals — 8.4%
8,140	Bristol-Myers Squibb Co.(1)	188,767
7,447	Eli Lilly & Co.(1)	383,669
5,813	Johnson & Johnson(1)	367,730
12,338	King Pharmaceuticals, Inc.(1),(2)	129,426

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — (Continued)
6,991	Merck & Co., Inc.(1)	$323,543
11,475	Par Pharmaceutical Cos., Inc.(1),(2)	220,091
3,775	Perrigo Co.(1)	116,421
14,639	Pfizer, Inc.(1)	342,406
5,219	Wyeth(1)	207,716
		2,279,769
	Real Estate Investment Trusts — 0.8%
8,065	iStar Financial, Inc.(1)	215,174

	Road & Rail — 0.9%
5,190	Con-way, Inc.(1)	252,701

	Semiconductors & Semiconductor Equipment — 3.7%
13,872	Intel Corp.(1)	294,086
11,600	Omnivision Technologies, Inc.(1),(2)	164,256
7,220	Texas Instruments, Inc.	223,315
14,174	Xilinx, Inc.(1)	309,985
		991,642
	Software — 3.3%
5,266	CA, Inc.(1)	116,010
14,741	Microsoft Corp.(1)	480,557
41,171	TIBCO Software, Inc.(1),(2)	306,312
		902,879
	Specialty Retail — 4.2%
6,700	Best Buy Co., Inc.(1)	327,027
14,777	Gap, Inc. (The)(1)	282,536
9,455	RadioShack Corp.(1)	164,044
11,155	TJX Cos., Inc. (The)(1)	352,052
		1,125,659
	Textiles, Apparel & Luxury Goods — 0.8%
3,473	Nike, Inc. - Class B(1)	214,492

	Thrifts & Mortgage Finance — 0.2%
7,273	Centerline Holding Co.(1)	41,383

	Tobacco — 1.9%
3,624	Loews Corp. - Carolina Group(1)	297,639

See Notes to Schedule of Portfolio Investments.

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)

	Tobacco — (Continued)
4,203	Universal Corp/Richmond VA(1)	$209,352
		506,991
	Trading Companies & Distributors — 2.1%
8,830	Applied Industrial Techologies, Inc.(1)	266,578
3,900	WW Grainger, Inc.(1)	310,323
		576,901
	TOTAL COMMON STOCKS (Cost $36,052,650)	34,816,891

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.5%

$139,584	With State Street Bank and Trust Co., dated 1/31/08, 2.50%, principal and interest in the amount of $139,594, due 2/1/08 (collateralized by a FG security with a par value of $145,734, coupon rate of 4.50%, due 12/1/20, market value of $145,518)	139,584

	TOTAL REPURCHASE AGREEMENT (Cost $139,584)	139,584

TOTAL LONG INVESTMENTS (Cost $36,192,234)	129.5%	$34,956,475

COMMON STOCKS SOLD SHORT* — (30.1)%

	Aerospace & Defense — (0.7)%
(2,885)	AAR Corp.(2)	(84,992)
(2,604)	Ladish Co., Inc.(2)	(92,416)
		(177,408)
	Biotechnology — (0.6)%
(2,745)	Amylin Pharmaceuticals, Inc.(2)	(81,389)
(4,304)	Vertex Pharmaceuticals, Inc.(2)	(87,630)
		(169,019)
	Building Products — (0.8)%
(1,339)	Ameron International Corp.	(120,309)
(2,536)	USG Corp.(2)	(92,818)
		(213,127)

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Capital Markets — (0.4)%
(5,700)	Jefferies Group, Inc.	$(115,254)

	Chemicals — (0.5)%
(3,688)	Scotts Miracle-Gro Co. (The) - Class A	(143,979)

	Commercial Services & Supplies — (2.1)%
(6,377)	Cenveo, Inc.(2)	(99,099)
(4,036)	Covanta Holding Corp.(2)	(102,474)
(4,734)	Geo Group, Inc. (The)(2)	(113,237)
(1,471)	Huron Consulting Group, Inc.(2)	(105,647)
(5,140)	Kenexa Corp.(2)	(91,287)
(2,480)	PHH Corp.(2)	(46,599)
		(558,343)
	Communications Equipment — (0.9)%
(3,357)	F5 Networks, Inc.(2)	(78,990)
(9,316)	MasTec, Inc.(2)	(77,789)
(3,791)	Riverbed Technology, Inc.(2)	(84,729)
		(241,508)
	Computers & Peripherals — (0.4)%
(5,262)	Intermec, Inc.(2)	(104,819)

	Construction & Engineering — (0.3)%
(3,998)	Quanta Services, Inc.(2)	(87,636)

	Construction Materials — (0.4)%
(1,843)	Texas Industries, Inc.	(104,443)

	Containers & Packaging — (0.2)%
(2,278)	Temple-Inland, Inc.	(42,712)

	Diversified Consumer Services — (0.5)%
(4,380)	Coinstar, Inc.(2)	(134,685)

	Electrical Equipment — (0.4)%
(4,179)	Energy Conversion Devices, Inc.(2)	(96,451)

	Electronic Equipment & Instruments — (1.5)%
(11,848)	Cogent, Inc.(2)	(116,821)
(2,225)	DTS Inc/DE(2)	(48,527)
(9,071)	Echelon Corp.(2)	(119,193)
(5,298)	OSI Systems, Inc.(2)	(123,603)
		(408,144)
	Food & Staples Retailing — (0.8)%
(3,460)	Pantry (The), Inc.(2)	(100,547)

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Food & Staples Retailing — (Continued)
(4,360)	United Natural Foods, Inc.(2)	$(104,553)
		(205,100)
	Food Products — (0.3)%
(2,680)	Dean Foods Co.	(75,040)

	Health Care Equipment & Supplies — (0.4)%
(2,580)	NuVasive, Inc.(2)	(101,678)

	Hotels, Restaurants & Leisure — (1.7)%
(6,070)	BJ’s Restaurants, Inc.(2)	(104,768)
(3,785)	Choice Hotels International, Inc.	(126,419)
(2,746)	Gaylord Entertainment Co.(2)	(80,156)
(6,210)	Isle of Capri Casinos, Inc.(2)	(69,055)
(3,707)	Scientific Games Corp. - Class A(2)	(88,227)
		(468,625)
	Household Durables — (1.2)%
(2,520)	MDC Holdings, Inc.	(116,600)
(9,107)	Sealy Corp.	(84,877)
(4,780)	Toll Brothers, Inc.(2)	(111,279)
		(312,756)
	Insurance — (1.5)%
(7,949)	Conseco, Inc.(2)	(95,706)
(2,724)	First American Corp.	(118,630)
(1,607)	LandAmerica Financial Group, Inc.	(83,821)
(3,426)	Stewart Information Services Corp.	(117,272)
		(415,429)
	Internet & Catalog Retail — (0.3)%
(5,431)	GSI Commerce, Inc.(2)	(88,417)

	Internet Software & Services — (1.6)%
(4,139)	Akamai Technologies, Inc.(2)	(124,998)
(3,017)	SAVVIS, Inc.(2)	(60,944)
(3,734)	VeriSign, Inc.(2)	(126,657)
(6,834)	Yahoo!, Inc.(2)	(131,076)
		(443,675)
	Leisure Equipment & Products — (0.4)%
(4,828)	Pool Corp.	(118,962)

	Machinery — (1.9)%
(2,810)	Albany International Corp. - Class A	(98,378)
(1,414)	Bucyrus International, Inc. - Class A	(131,092)

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Machinery — (Continued)
(12,306)	Flow International Corp.(2)	$(114,692)
(3,295)	RBC Bearings, Inc.(2)	(98,652)
(2,131)	Tennant Co.	(70,302)
		(513,116)
	Media — (1.7)%
(2,504)	Arbitron, Inc.	(100,085)
(2,416)	Lamar Advertising Co.	(104,178)
(10,199)	RCN Corp.(2)	(118,818)
(176)	Washington Post Co. (The)	(130,944)
		(454,025)
	Metals & Mining — (0.1)%
(547)	RTI International Metals, Inc.(2)	(30,222)

	Multi-line Retail — (0.4)%
(13,720)	99 Cents Only Stores(2)	(114,150)

	Real Estate Investment Trusts — (0.4)%
(5,217)	UDR, Inc.	(119,104)

	Real Estate Management & Development — (0.1)%
(759)	Forestar Real Estate Group, Inc.(2)	(17,335)

	Road & Rail — (0.8)%
(1,520)	Amerco, Inc.(2)	(105,610)
(4,100)	Genesee & Wyoming, Inc. - Class A(2)	(111,971)
		(217,581)
	Semiconductors & Semiconductor Equipment — (2.5)%
(10,395)	Advanced Micro Devices, Inc.(2)	(79,418)
(5,120)	Anadigics, Inc.(2)	(51,149)
(4,527)	Diodes, Inc.(2)	(104,800)
(4,820)	Microsemi Corp.(2)	(109,510)
(4,099)	Netlogic Microsystems, Inc.(2)	(106,574)
(7,767)	Rambus, Inc.(2)	(151,146)
(1,528)	Tessera Technologies, Inc.(2)	(59,852)
		(662,449)
	Software — (2.1)%
(5,337)	ACI Worldwide, Inc.(2)	(79,521)
(4,507)	Blackbaud, Inc.	(124,709)
(2,527)	Electronic Arts, Inc.(2)	(119,704)
(505)	Net 1 UEPS Technologies, Inc.(2)	(14,483)
(3,532)	Quality Systems, Inc.	(107,338)

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Software — (Continued)
(4,275)	Ultimate Software Group, Inc.(2)	$(115,639)
		(561,394)
	Specialty Retail — (0.8)%
(7,960)	Asbury Automotive Group, Inc.	(112,873)
(3,391)	O’Reilly Automotive, Inc.(2)	(99,797)
		(212,670)
	Textiles, Apparel & Luxury Goods — (0.7)%
(3,313)	Cherokee, Inc.	(111,946)
(8,440)	Quiksilver, Inc.(2)	(80,433)
		(192,379)
	Thrifts & Mortgage Finance — (0.3)%
(759)	Guaranty Financial Group, Inc.(2)	(10,550)
(6,430)	Sovereign Bancorp, Inc.	(80,182)
		(90,732)
	Trading Companies & Distributors — (0.4)%
(3,979)	Aircastle, Ltd.	(97,804)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(10,139,637))	(8,110,171)

TOTAL SHORT INVESTMENTS (Proceeds $(10,139,637))	(30.1)%	$(8,110,171)

TOTAL INVESTMENTS (Cost $26,052,597)(3)	99.4%	$26,846,304

OTHER ASSETS IN EXCESS OF LIABILITIES	0.6	149,542
NET ASSETS	100.0%	$26,995,846

*	Percentages indicated are based on net assets.
(1)	All or a portion of security pledged as collateral for securities sold short.
(2)	Non income-producing security.
(3)	Aggregate cost for federal tax purposes was $26,153,999.
Abbreviations:
FG	— Freddie Mac Gold

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited)

1. Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of thirteen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the International Portfolio, the Philadelphia International Fund, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio (formerly, the Absolute Return Portfolio) and the Total Market Portfolio (formerly, the Total Market Long/Short Portfolio), (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. The Total Market Portfolio commenced operations on December 21, 2006.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Valuation of Securities:   As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

Equity securities listed on a United States securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made.  Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price.  Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price is used. In addition,

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bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market Portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”).  In that regard, at January 31, 2008, substantially all foreign equity securities held by the International Portfolio and Philadelphia International Fund were fair valued using valuations provided by an independent valuation service.

Repurchase Agreements:   Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio.  The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to collect the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Forward Foreign Currency Contracts:   The International Portfolio and Philadelphia International Fund may enter into forward foreign exchange contracts to hedge currency risk of securities denominated in a foreign currency. Forward foreign exchange contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.  There were no forward foreign currency contracts open as of January 31, 2008.

2

Foreign Currency Translation:   The books and records of each Portfolio are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

Foreign Securities:   The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, International Portfolio, Philadelphia International Fund, Long/Short Portfolio and Total Market Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of US companies and the US government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable US companies and the US government. This is particularly true with respect to emerging markets in developing countries.

Reverse Repurchase Agreements:   The Government Cash Portfolio, Core Fixed Income Portfolio, Long/Short Portfolio and Total Market Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at a later date and price thereby determining the yield during the buyer’s holding period. The use of reverse repurchase agreements involves certain risks in that the securities acquired by a Portfolio with the proceeds of such an agreement may decline in value, although the Portfolio is obligated to repay the proceeds.  In addition, the market value of the securities sold by a Portfolio may decline below the repurchase price, to which the Portfolio remains committed. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Portfolio will maintain cash, US Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances, the Government Cash Portfolio, the Core Fixed Income Portfolio, Long/Short Portfolio and Total Market Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause more than one-third of the value of their respective total assets to be subject to such agreements at the time of entering into such agreements.  There were no open reverse repurchase agreements as of January 31, 2008.

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Interest-Only Securities:   The Core Fixed Income Portfolio may invest in interest-only securities, which are the interest portions of “stripped” securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known.

Principal-Only Securities:   The Core Fixed Income Portfolio may invest in principal-only securities, which are the principal portions of “stripped” securities. The holders of principal-only securities receive the principal on the underlying security, but no interest payments.

Collateralized Mortgage Obligations:   The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

TBA/When-Issued Purchase Commitments:   The Core Fixed Income Portfolio may enter into TBA (to be announced)/when-issued purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio’s other assets.

Options Transactions:   The Strategic Equity Portfolio, Large Cap Value Portfolio and Long/Short Portfolio may purchase or write option contracts to hedge against changes in the value of securities the portfolio owns or expects to own. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a covered call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. There were no option contracts open or outstanding as of January 31, 2008.

Futures:   The Long/Short Portfolio may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of underlying securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on

4

which they are traded.  There were no open futures contracts outstanding at January 31, 2008.

Lending of Portfolio Securities:   Each Portfolio, using State Street Bank and Trust Company (“State Street”) (as successor to, Investors Bank & Trust Company (“IBT”)) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral, which is invested by the lending agent in short-term money market instruments, in an amount at least equal to the current market value of the loaned securities. Currently, the cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio. To the extent that advisory or other fees paid by State Street Navigator Securities Lending Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns.  Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Schedule of Portfolio Investments. Although risk is mitigated by the collateral, a Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due.

As of January 31, 2008, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

Portfolio	Market Value of Loaned Securities	Market Value of Collateral	% of Total Assets on Loan
Government Cash Portfolio	34,584,617	35,287,981	4.04
Core Fixed Income Portfolio	$27,603,644	$28,168,589	10.87
Strategic Equity Portfolio	7,227,677	7,399,128	6.77
Small Cap Equity Portfolio	49,992,096	51,192,383	17.35
Large Cap Value Portfolio	552,446	564,982	1.49
International Portfolio	55,738,808	58,630,441	6.50
Philadelphia International Fund	29,757,328	31,397,927	5.99
U.S. Emerging Growth Portfolio	7,765,630	7,964,410	19.94
Large Cap 100 Portfolio	9,586,684	9,804,883	6.56

Swap Agreements:   The Long/Short Portfolio may enter into swap agreements for hedging purposes or to seek to increase total return. In a standard swap transaction, two parties agree to pay or exchange the returns (or differentials in rates of return) earned or realized on particular assets, which may be adjusted for transaction costs, interest payments, dividends paid on the referenced assets or other factors. There were no open swap agreements as of January 31, 2008.

Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Portfolio will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

Securities Sold Short:   The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities

5

increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Proceeds received from short sales may be maintained by a broker as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose.  The Portfolio is required to maintain a segregated account of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the broker) until the Portfolio replaces a borrowed security.  Depending on arrangements made with the broker or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the broker or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio.  As of January 31, 2008, the Long/Short Portfolio and the Total Market Portfolio had pledged securities in the amount of $35,533,303 and $29,921,909, respectively, and cash in the amount of $31,395,150 and $0, respectively, to Goldman Sachs & Co., or its affiliates, as collateral for short sales.

Exchange-traded Funds:   The Long/Short Portfolio may invest in shares of exchange-traded funds (“ETFs”). An ETF seeks to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ System.  To the extent that advisory or other fees paid by an ETF are for the same or similar services as the fees paid by the Long/Short Portfolio, there will be a layering of fees, which would increase expenses and decrease returns.

Securities Transactions and Investment Income:   Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon thereafter as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

2. Unrealized Appreciation/(Depreciation)

As of January 31, 2008, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$7,623,436	$181,486	$7,441,950
Strategic Equity Portfolio	14,014,092	2,288,443	11,725,649

6

Small Cap Equity Portfolio	38,567,792	18,752,166	19,815,626
Large Cap Value Portfolio	3,762,329	1,447,703	2,314,626
International Portfolio	179,682,490	58,943,985	120,738,505
Philadelphia International Fund	95,791,186	37,098,670	58,692,516
U.S. Emerging Growth Portfolio	3,006,276	3,464,649	(458,373)
Large Cap 100 Portfolio	15,175,876	8,276,049	6,899,827
Large Cap Growth Portfolio	4,608,182	5,753,892	(1,145,710)
Long/Short Portfolio	7,804,424	2,881,966	4,922,458
Total Market Portfolio	3,719,681	3,027,376	692,305

3. Recently Issued Accounting Pronouncement

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, (“FIN 48”) “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109”. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The adoption of FIN 48 did not have a material effect on the net asset value, financial condition or results of operations of the Funds.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

7

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	3/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	3/28/08